UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2019

Date of reporting period:	05/31/2018

Item 1. Schedule of Investments

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 100.3%
Asset-Backed Securities 4.9%
Collateralized Loan Obligations
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class B, 144A, 3 Month LIBOR x (1) + 1.750%	4.109%(c)	10/24/29	3,925	$ 3,933,898
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class B, 144A, 3 Month LIBOR x (1) + 1.650%	3.981(c)	05/20/29	2,500	2,500,000
Mountain View CLO Ltd., Series 2015-9A, Class A2R	—(p)	07/15/31	6,500	6,500,000
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 144A, 3 Month LIBOR x (1) + 1.700%	4.062(c)	10/22/30	7,000	6,993,236
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR x (1) + 1.750%	4.103(c)	04/17/31	4,000	3,995,749
Series 2018-20A, Class A2, 144A, 3 Month LIBOR x (1) + 1.650%	3.810(c)	04/20/31	6,000	5,999,659

Shackleton CLO Ltd. (Cayman Islands), Series 2014-5RA, Class B, 144A, 3 Month LIBOR x (1) + 1.700%	4.063(c)	05/07/31	3,000	2,999,750
Sounds Point CLO Ltd. (Cayman Islands), Series 2013-3RA, Class B, 144A, 3 Month LIBOR x (1) + 1.750% (Cap N/A, Floor 1.750%)	4.251(c)	04/18/31	2,250	2,252,758
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR x (1) + 1.500%	3.848(c)	04/15/29	6,000	5,991,347
Total Asset-Backed Securities (cost $41,187,839)				41,166,397
Bank Loans 92.4%
Advertising 0.8%
Acosta, Inc., Tranche B-1 Loan, 1 Month LIBOR + 3.250%	5.230(c)	09/26/21	726	586,140
Advantage Sales & Marketing, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	07/23/21	875	832,873
Incremental Term B-2 Loan, 1 Month LIBOR + 3.250%	5.230(c)	07/23/21	424	403,371

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Advertising (cont’d.)
Advantage Sales & Marketing, Inc., (cont’d.)
Term Loan (Second Lien), 1 Month LIBOR + 6.500%	8.480%(c)	07/25/22	750	$ 692,250

Information Resources, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.570(c)	01/18/24	1,858	1,866,017
Vestcom Parent Holdings, Inc., Term Loan, 1 Month LIBOR + 4.000% / PRIME + 3.000%^	7.160(c)	12/19/23	1,975	1,975,000
				6,355,651
Aerospace/Defense 0.9%
Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%	7.070(c)	11/28/21	1,489	1,488,750
Transdigm, Inc.,
New Tranche G Term Loans, 1 - 3 Month LIBOR + 2.500%	4.640(c)	08/22/24	3,956	3,946,580
Term Loan	—(p)	05/30/25	1,400	1,394,532

WP CPP Holdings, LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.280(c)	04/30/25	675	678,094
				7,507,956
Apparel 0.8%
Calceus Acquisition, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%	5.990(c)	01/31/20	2,301	2,291,047
Fullbeauty Brands Holdings Corp., First Lien Term Loan, 1 Month LIBOR + 4.750%	6.730(c)	10/14/22	1,128	422,177
Oak Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.500%	6.480(c)	10/26/23	1,064	973,518
Strategic Partners Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 3.750%^	5.730(c)	06/30/23	1,435	1,445,794
Tumi, Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 1.750%	3.730(c)	04/25/25	1,600	1,586,333
				6,718,869
Auto Manufacturers 1.1%
BBB Industries US Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.480(c)	11/03/21	1,179	1,188,417
Horizon Global Corp.,
2017 Replacement Term Loan, 1 Month LIBOR + 4.500%^	6.480(c)	06/30/21	943	924,133
Term Loan^	—(p)	06/30/24	575	537,903

Jaguar Holdings Co. II, Term Loan	—(p)	08/18/22	1,500	1,498,125

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Auto Manufacturers (cont’d.)

Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.430%(c)	11/06/24	2,444	$ 2,458,130
Tweddle Group, Inc., Closing Date Term Loan, 3 Month LIBOR + 6.000%^	8.360(c)	10/24/22	1,129	553,024
UOS LLC, Initial Term Loan, 1 Month LIBOR + 5.500%^	7.480(c)	04/18/23	555	564,347
Visteon Corp., Term Loan	—(p)	03/25/24	1,700	1,705,647
				9,429,726
Auto Parts & Equipment 1.1%
Dexko Global, Inc., Replacement US Dollar Term B Loan, 3 Month LIBOR + 3.500%	5.800(c)	07/24/24	1,647	1,659,479
Exc Holdings III Corp, First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%	5.160(c)	12/02/24	648	653,238
Innovative Xcessories & Services LLC, Term Loan, 1 Month LIBOR + 4.750%	6.700(c)	11/29/22	1,296	1,294,917
Superior Industries International, Inc., Closing Date Term Loan, 1 Month LIBOR + 4.500%	6.480(c)	05/22/24	1,197	1,202,510
Tower Automotive Holdings USA LLC, Third Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.690(c)	03/07/24	1,665	1,670,380
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	5.970(c)	04/22/24	2,510	2,511,067
				8,991,591
Beverages 0.3%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.480(c)	03/20/24	1,389	1,397,700
Refresco Group NV (Netherlands), Facility B3 Loan, 3 Month LIBOR + 3.250%^	5.590(c)	03/28/25	800	803,500
				2,201,200
Building Materials 1.1%
Airxcel, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	6.470(c)	04/27/25	975	975,000

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Building Materials (cont’d.)
Airxcel, Inc., (cont’d.)
Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%^	10.720%(c)	04/27/26	225	$ 218,250

C.H.I.Overhead Doors, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	07/29/22	2,055	2,059,289
Diversitech Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%	5.310(c)	06/03/24	1,770	1,764,687
Forterra Finance LLC, Replacement Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	10/25/23	1,706	1,596,019
Janus International Group LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^	4.980(c)	02/07/25	450	444,937
NCI Building Systems, Inc., Initial Term Loan, 1 Month LIBOR + 2.000%	3.980(c)	02/07/25	1,507	1,507,377
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	4.730(c)	11/15/23	904	904,160
				9,469,719
Cable 0.6%
Casa Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	5.980(c)	12/14/23	1,235	1,242,713
CSC Holdings LLC, Term Loan	—(p)	07/15/25	1,000	994,740
Learfield Communications, Inc., Term Loan	—(p)	12/01/23	1,011	1,015,477
Sinclair TV Grouup, Inc., Term Loan	—(p)	03/31/25	2,175	2,172,825
				5,425,755
Capital Goods 0.3%
Ilpea Parent, Inc., Term Loan, 1 Month LIBOR + 4.750%^	6.740(c)	03/02/23	973	978,750
K&N Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.730(c)	10/20/23	1,450	1,440,049
				2,418,799
Chemicals 3.3%
A Schulman, Inc., Initial US Term B Loan, 1 Month LIBOR + 3.250%^	5.210(c)	06/01/22	428	426,788
Alpha US Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	5.300(c)	01/31/24	2,191	2,191,000

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)
Colouroz Midco - Colouroz Investment 2 LLC (Germany), Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%	9.610%(c)	09/06/22	118	$ 93,084
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.480(c)	12/23/24	823	827,052
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	5.670(c)	03/16/25	1,825	1,825,000
Dubois Chemicals, Inc.,
Repriced Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	03/15/24	1,214	1,218,527
Term Loan^	—(p)	03/15/24	500	498,750

Encapsys LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	11/07/24	1,325	1,328,312
HB Fuller Company, Term Loan B, 3 Month LIBOR + 2.000%	3.950(c)	10/20/24	2,000	2,001,388
KMG Chemicals, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%^	4.730(c)	06/15/24	799	804,330
Macdermid, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 3.000%^	4.980(c)	06/07/23	905	909,825
Minerals Technologies, Inc., Term B-2 Loan^	4.750	05/07/21	225	225,000
Oxea Corp., Tranche B-2 Term Loan, 3 Month LIBOR + 3.500%	5.880(c)	10/14/24	3,091	3,088,818
Plaskolite LLC, Term Loan (First Lien), 3 Month LIBOR + 3.500%^	5.810(c)	11/03/22	1,808	1,805,582
PQ Corp., Third Amendment Tranche B-1 Term Loan, 3 Month LIBOR + 2.500%	4.480(c)	02/28/25	3,434	3,432,873
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.480(c)	06/13/23	1,524	1,523,220
Solenis International, L.P., Initial Dollar Term Loan (First Lien), 1 - 3 Month LIBOR + 3.250%	5.450(c)	07/31/21	1,000	999,500
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 3 Month LIBOR + 3.000%	5.300(c)	09/23/24	362	363,618
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 3.000%	5.300(c)	09/23/24	835	839,118
Unifrax I, LLC,
2017 Incremental Dollar Term Loan, 3 Month LIBOR + 3.500%	5.800(c)	04/04/24	1,712	1,724,925
Second Lien Initial Term Loan, 2 Month LIBOR + 7.500%	9.800(c)	11/03/25	275	277,866

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)
WR Grace & Co.,
Term B1 Loan, 3 Month LIBOR + 1.750%	4.060%(c)	04/03/25	553	$ 552,862
Term B-2 Loan, 3 Month LIBOR + 1.750%	4.060(c)	04/03/25	947	947,763
				27,905,201
Coal 0.4%
Charah LLC, Initial Loan, 1 - 3 Month LIBOR + 6.250%^	8.395(c)	10/25/24	859	867,180
Consol Energy, Inc., Initial Term B Loan, 1 - 3 Month LIBOR + 6.000%	8.145(c)	11/28/22	1,372	1,406,709
Murray Energy Corp., Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%	9.550(c)	04/16/20	799	743,010
				3,016,899
Commercial Services 4.7%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	4.940(c)	04/09/25	1,825	1,825,000
Allied Universal Holdco LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.050(c)	07/28/22	2,135	2,104,660
AVSC Holdings Corp., Initial Term Loan, 1 - 3 Month LIBOR + 3.250%	5.215(c)	03/03/25	450	450,000
Barbri, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%	6.160(c)	12/01/23	773	772,096
EAB Global, Inc., First Lien Term Loan, 2 - 3 Month LIBOR + 3.750%^	6.050(c)	11/17/24	1,900	1,890,500
Employbridge, LLC, Term Loan, 3 Month LIBOR + 5.000%	7.500(c)	04/10/25	700	706,708
Equian, LLC, 2018 Incremental Term Loan B, 1 Month LIBOR + 3.250%	5.200(c)	05/20/24	1,540	1,548,338
Kingpin Intermediate Holdings LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.250%^	6.230(c)	07/03/24	1,811	1,827,162
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%	5.480(c)	04/26/24	4,634	4,659,008
Legalzoom.Com, Inc., Term Loan B, 1 Month LIBOR + 4.500%^	6.450(c)	11/21/24	873	879,359
Lineage Logistics, Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	02/16/25	1,525	1,521,188
Merrill Communications LLC, Initial Term Loan, 3 Month LIBOR + 5.250%^	7.610(c)	06/01/22	1,257	1,265,996

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
On Assignment, Inc., Initial Term B-2 Loan, 1 Month LIBOR + 2.000%	3.980%(c)	04/02/25	1,149	$ 1,151,298
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.170(c)	12/04/24	2,121	2,120,938
Parexel International Corp., Initial Term Loan, 1 Month LIBOR + 2.750%	4.730(c)	09/27/24	1,995	1,991,496
PSC Industrial Holdings Corp., Term Loan (First Lien), 1 Month LIBOR + 3.750%^	5.680(c)	10/11/24	1,072	1,074,993
Safe Fleet Holdings LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	4.910(c)	02/03/25	1,825	1,815,875
St. George’S University Scholastic Services LLC, New Term Loan, 1 Month LIBOR + 3.750%	5.740(c)	07/06/22	3,066	3,078,687
Sterling Midco Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.5000%	1.827(c)	06/19/24	1,715	1,710,923
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	6.930(c)	03/09/23	2,425	2,442,581
Team Health Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	4.730(c)	02/06/24	1,881	1,810,463
TMS International Corp., Term B-2 Loan, 2 Month LIBOR + 2.750%^	4.850(c)	08/14/24	299	299,246
Trugreen Limited Partnership, Initial Incremental Term Loan (First Lien), 1 Month LIBOR + 4.000%^	5.930(c)	04/13/23	714	716,839
U.S. Security Associates Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	5.800(c)	07/14/23	1,705	1,712,801
				39,376,155
Computers 3.4%
Conduent Business Services LLC, Term B Loan, 1 Month LIBOR + 3.000%	4.980(c)	12/07/23	1,285	1,290,594
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%	3.990(c)	09/07/23	3,372	3,367,586
Term Loan	—(p)	12/31/18	2,043	2,041,821

Everi Payments, Inc., New Term B Loan, 1 Month LIBOR + 3.000%	4.980(c)	05/09/24	2,239	2,246,833
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.470(c)	09/30/24	3,536	3,564,727
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.470(c)	09/29/25	900	910,500
Neustar, Inc.,
First Lien Term Loan B4, 2 Month LIBOR + 3.500%	5.480(c)	08/08/24	2,317	2,319,299

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Computers (cont’d.)
Neustar, Inc., (cont’d.)
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%	10.300%(c)	08/08/25	550	$ 546,181

Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.800(c)	08/01/24	2,840	2,829,095
Presidio, LLC, Refinancing and Incremental Term Loan, 1 - 3 Month LIBOR + 2.750%	4.950(c)	02/02/24	1,500	1,501,875
Sandvine Corp. (Canada), Initial Term Loan, 3 Month LIBOR + 5.750%	8.050(c)	09/21/22	1,494	1,482,544
Tempo Acquisition LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	05/01/24	4,553	4,556,072
Western Digital Corp., New Term Loan B-4, 3 Month LIBOR + 1.750%	3.710(c)	05/01/23	1,604	1,607,578
				28,264,705
Consumer Services 0.2%
Ozark Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	07/03/23	1,521	1,523,089
Cosmetics/Personal Care 0.3%
Coty, Inc., Term B USD Loans, 1 Month LIBOR + 2.250%^	4.170(c)	04/07/25	825	812,625
Revlon Consumer Products Corp., Initial Term B Loan, 1 Month LIBOR + 3.500%	5.480(c)	09/07/23	1,947	1,512,021
				2,324,646
Distribution/Wholesale 0.8%
American Tire Distributors, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.230(c)	09/01/21	630	546,081
Fastener Acquisition, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.250%	6.350(c)	03/21/25	1,125	1,127,813
Second Lien Initial Term Loan, 3 Month LIBOR + 8.750%^	11.050(c)	03/23/26	87	84,000

FPC Holdings, Inc., First Lien Term B-1 Loan, 1 Month LIBOR + 4.500%	6.480(c)	11/18/22	975	968,906
Nexeo Solutions, LLC, Term Loan B-1, 3 Month LIBOR + 3.250%	5.573(c)	06/09/23	1,685	1,699,246
Owens & Minor, Inc., Term B Loan, 1 Month LIBOR + 4.500%	6.480(c)	05/02/25	2,000	1,958,750

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Distribution/Wholesale (cont’d.)

Patriot Container Corp., First Lien Closing Date Term Loan, 1 Month LIBOR + 3.500%^	5.450%(c)	03/20/25	175	$ 175,656
Sunsource, Inc., Term Loan^	—(p)	04/26/26	300	300,000
				6,860,452
Diversified Financial Services 2.4%
Alixpartners LLP, 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%	5.050(c)	04/04/24	2,386	2,390,970
Altisource Solutions Sarl, Term B Loan, 3 Month LIBOR + 4.000%	6.310(c)	03/29/24	1,225	1,215,813
Blackhawk Network Holdings, Inc., Term Loan	—(p)	06/30/25	1,075	1,075,335
Capital Automotive LP, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR + 6.000%	7.990(c)	03/24/25	773	776,084
Edelman Financial Center LLC (The), Initial Term Loan, 3 Month LIBOR + 4.250%	6.730(c)	11/09/24	2,020	2,028,143
Exela Intermediate LLC, First Lien Term B Loan, 3 Month LIBOR + 7.500%	9.570(c)	06/30/23	497	500,271
Focus Financial Partners, LLC, Tranche B-1 Term Loan, 3 Month LIBOR + 2.750%	5.050(c)	07/03/24	850	852,125
Greensky Holdings, LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	5.250(c)	03/31/25	1,425	1,425,000
Hudson River Trading, LLC, Term Loan, 1 Month LIBOR + 4.250%^	6.230(c)	03/20/25	1,900	1,900,000
IG Investments Holdings, LLC, 2018 Refinancing Term Loan, 3 Month LIBOR + 3.500%	5.610(c)	05/21/25	800	800,666
Jefferies Finance LLC, Term Loan, 3 Month LIBOR + 2.500%	4.880(c)	08/02/24	797	797,806
Lions Gate Capital Holdings, LLC, Term B Loan, 1 Month LIBOR + 2.250%	4.210(c)	03/24/25	1,200	1,198,500
Liquidnet Holdings, Inc., Term Loan, 1 Month LIBOR + 3.750%^	5.730(c)	07/11/24	2,127	2,132,811
NFP Corp., Term B Loan, 1 Month LIBOR + 3.000%	4.980(c)	01/08/24	1,234	1,232,832
Virtus Investment Partners, Inc., Term Loan, 1 - 3 Month LIBOR + 2.500%	1.477(c)	06/03/24	1,638	1,641,031
				19,967,387

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Electric 1.9%
Calpine Corp.,
Term Loan (2015), 3 Month LIBOR + 2.500%	4.810%(c)	01/15/23	733	$ 733,354
Term Loan (2015), 3 Month LIBOR + 2.500%	4.810(c)	01/15/24	4,116	4,117,778

Dynegy, Inc., Tranche C-2 Term Loan, 1 Month LIBOR + 2.500%	4.460(c)	02/07/24	1,583	1,582,842
Helix Gen Funding LLC, Term Loan, 1 Month LIBOR + 3.750%	5.730(c)	06/03/24	3,298	3,303,069
NRG Energy, Inc., Term Loan, 3 Month LIBOR + 1.750%	4.050(c)	06/30/23	1,996	1,993,787
Pike Corp., Initial Term Loan (2018), 1 Month LIBOR + 3.500%	5.490(c)	03/23/25	642	648,209
Vistra Ops Co. LLC, Term Loan	—(p)	12/31/25	3,525	3,513,671
				15,892,710
Electrical Components & Equipment 0.3%
Pelican Products, Inc., Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.410(c)	05/01/25	750	752,813
Southwire Co., Term Loan	—(p)	05/31/25	1,325	1,329,416
				2,082,229
Electronics 0.3%
Kemet Corp., Initial Term Loan, 1 Month LIBOR + 6.000%^	7.980(c)	04/26/24	529	534,669
TTM Technologies, Inc., Term B Loan, 1 Month LIBOR + 2.500%^	4.410(c)	09/30/24	1,625	1,627,031
				2,161,700
Engineering & Construction 1.6%
American Traffic Solution, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	5.660(c)	02/28/25	800	806,000
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.595(c)	06/21/24	3,498	3,516,930
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	5.300(c)	02/03/25	948	944,831

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Engineering & Construction (cont’d.)
DG Investment Intermediate Holdings 2, Inc., (cont’d.)
Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%^	9.050%(c)	02/01/26	500	$ 502,500

Gopher Sub, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.000%^	2.370(c)	02/03/25	102	102,121
Pisces Midco, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.090(c)	04/12/25	3,550	3,555,545
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.730(c)	07/07/22	2,805	2,813,719
TRC Companies, Inc., Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.480(c)	06/21/24	821	822,927
USIC Holdings, Inc.,
Term Loan^	—(p)	12/08/23	255	255,934
Term Loan^	—(p)	12/08/23	345	345,565
				13,666,072
Entertainment 2.6%
Affinity Gaming LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	07/03/23	1,933	1,944,257
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	5.980(c)	07/07/24	1,423	1,429,196
CEOCL LLC, Term B Loan, 1 Month LIBOR + 2.000%	3.980(c)	10/06/24	2,000	1,998,500
Crown Finance US, Inc. (United Kingdom), Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%	4.480(c)	02/28/25	2,000	1,990,834
Cyan Blue Holdco 3 Ltd. (United Kingdom), 2018 Refinancing Term Loan, 3 Month LIBOR + 2.750%^	5.050(c)	08/25/24	3,035	3,036,785
Deluxe Entertainment Services Group, Inc., Initial Term Loan, 3 Month LIBOR + 5.500%	1.572(c)	02/28/20	1,224	1,185,352
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%^	4.980(c)	10/21/24	1,721	1,720,688
Greektown Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	04/25/24	2,134	2,132,097
NAI Entertainment Holdings, LLC, Tranche B Term Loan, 1 Month LIBOR + 2.500%	4.430(c)	05/08/25	1,200	1,197,750
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.730(c)	08/14/24	2,650	2,658,695
SMG U.S. Midco 2, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	01/23/25	625	626,953

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Entertainment (cont’d.)
Univision Communications, Inc., Term Loan	—%(p)	03/15/24	450	$ 433,500
VIP Cinema Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 6.000%^	8.310(c)	03/01/23	736	743,613
WMG Acquisition Corp., Retired - Tranche E Term Loan, 1 Month LIBOR + 2.250%	4.230(c)	11/01/23	950	949,784
				22,048,004
Environmental Control 0.7%
Filtration Group Corp., Initial Dollar Term Loan, 3 Month LIBOR + 3.000%	5.300(c)	03/29/25	1,625	1,632,109
Gopher Resource LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.480(c)	03/06/25	975	979,875
Robertshaw U.S. Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.500(c)	02/28/25	1,125	1,127,813
Synagro Infrastructure Company, Inc., Term Loan, 3 Month LIBOR + 5.500%	7.800(c)	08/21/20	168	154,876
WCA Waste Systems, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.480(c)	08/14/23	1,812	1,817,180
Wrangler Buyer Corp., Term Loan	—(p)	09/27/24	300	300,452
				6,012,305
Food Service 0.1%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Loan, 3 Month LIBOR + 3.750%	6.050(c)	12/06/24	873	877,238
Foods 3.1%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%	5.290(c)	12/21/22	809	800,668
Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%	5.320(c)	06/22/23	489	482,679

American Seafoods Group LLC, Incremental Tranche B Term Loan, 1 Month LIBOR + 2.750%^	6.055(c)	08/21/23	2,000	2,007,500
Chefs’ Warehouse Inc., (The), Term Loan, 1 Month LIBOR + 4.000%^	5.980(c)	06/22/22	1,071	1,073,618
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%	6.310(c)	07/03/20	2,811	2,752,475

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Foods (cont’d.)
CSM Bakery Solutions LLC, (cont’d.)
Term Loan (Second Lien), 3 Month LIBOR + 7.750%	10.060%(c)	07/05/21	900	$ 846,000

Flora Food Group (Netherlands), Term Loan	—(p)	11/15/25	1,575	1,575,491
H Food Holdings LLC, Term Loan	—(p)	05/31/25	2,250	2,238,487
High Liner Foods, Inc. (Canada), Term Loan	—(p)	04/26/21	1,750	1,699,688
JBS USA Lux SA, Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	4.647(c)	10/30/22	4,822	4,804,028
Mastronardi Produce USA, Inc. (Canada), Initial Term Loan, 3 Month LIBOR + 3.250%^	5.160(c)	05/01/25	925	934,250
Milk Specialties Company (D/B/A Msg Nutritional Ingredients), New Term Loan, 3 Month LIBOR + 4.000%	6.300(c)	08/16/23	2,775	2,777,551
Post Holdings, Inc., Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%	3.970(c)	05/24/24	748	748,624
Shearer’s Foods LLC, First Lien Term Loan, 3 Month LIBOR + 4.095%^	6.473(c)	06/30/21	3,603	3,570,914
				26,311,973
Hand/Machine Tools 0.4%
Apex Tool Group LLC, First Lien Term Loan, 1 Month LIBOR + 3.750%	5.730(c)	02/01/22	1,867	1,867,667
Milacron LLC, Term B Loan, 1 Month LIBOR + 2.500%	4.480(c)	09/28/23	1,312	1,309,622
				3,177,289
Healthcare & Pharmaceuticals 0.3%
Sterigenics Nordion Holdings LLC, Term Loan	—(p)	05/15/22	1,247	1,250,358
Syneos Health, Inc., Replacement Term B Loan, 1 Month LIBOR + 2.000%	3.980(c)	08/01/24	1,000	1,000,417
				2,250,775
Healthcare-Products 1.7%
Avantor, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.000%	5.980(c)	11/21/24	2,369	2,387,818

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Healthcare-Products (cont’d.)
CPI Holdco LLC, Closing Date Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.800%(c)	03/21/24	2,057	$ 2,066,782
Curo Health Services Holdings, Inc., 2017 Incremental Term Loan, 2 Month LIBOR + 4.000%	6.090(c)	02/07/22	2,595	2,591,324
Greatbatch Ltd., Term A Loan, 1 Month LIBOR + 3.250%	5.220(c)	10/27/21	2,948	2,949,999
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	5.200(c)	09/24/24	1,828	1,780,988
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	5.520(c)	02/24/25	825	803,344

Ortho-Clinical Diagnostics Holdings Luxembourg Sarl, Initial Term Loan, 1 Month LIBOR + 3.750%	5.730(c)	06/30/21	2,017	2,017,166
				14,597,421
Healthcare-Services 6.0%
Air Med Group Holdings, Inc., 2017-2 New Term Loan, 1 Month LIBOR + 4.250%	6.180(c)	03/14/25	1,123	1,125,386
Air Medical Group Holdings, Inc., 2018 Term Loan, 1 Month LIBOR + 3.250%	5.170(c)	04/28/22	2,362	2,358,056
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	5.800(c)	04/21/24	2,721	2,704,013
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	6.480(c)	10/20/23	3,115	3,131,874
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%^	11.980(c)	04/24/24	825	825,000

ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.430(c)	05/10/23	3,333	3,332,332
BW Nhhc Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	6.920(c)	05/15/25	1,750	1,730,313
CCS Intermediate Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	6.300(c)	07/23/21	1,215	1,178,105
CHG Healthcare Services, Inc., Term Loan	—(p)	06/07/23	675	679,078
CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Month LIBOR + 3.250%	5.560(c)	01/27/21	2,347	2,284,744
CVS Holdings I LP, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.990(c)	02/06/25	1,925	1,915,375
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.000%	4.990(c)	12/01/23	647	647,040
Explorer Holdings, Inc., Initial Term Loan, 2 Month LIBOR + 3.750%	5.810(c)	05/02/23	1,390	1,401,820

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)

GHX Ultimate Parent Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	5.300%(c)	06/28/24	918	$ 919,210
HCA, Inc., Tranche B10 Term Loan, 1 Month LIBOR + 2.000%	3.980(c)	03/13/25	2,300	2,315,238
Heartland Dental, LLC,
Delayed Draw Term Loan, 3 Month LIBOR + 3.750%	6.105(c)	04/30/25	251	251,401
Initial Term Loan, 1 Month LIBOR + 3.750%	5.730(c)	04/30/25	1,674	1,676,005

Kindred Healthcare, Inc., New Term Loan, 3 Month LIBOR + 3.500%	5.880(c)	04/09/21	3,953	3,958,312
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.730(c)	06/14/24	1,147	1,148,650
Midwest Physician Administrative Services, LLC, Repricing Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.710(c)	08/15/24	1,997	1,976,906
MPH Acquisition Holdings LLC, Tranche B Term Loan, 3 Month LIBOR + 2.750%	5.050(c)	06/07/23	1,860	1,863,366
One Call Corp., Extended Term Loan (First Lien), 1 Month LIBOR + 5.250%	7.170(c)	11/27/22	385	374,274
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.625% / PRIME + 2.625%	6.875(c)	06/30/23	1,105	1,114,404
Select Medical Corp., Tranche B Term Loan, 1 Month LIBOR + 2.750% / PRIME + 1.750%	5.590(c)	03/01/21	2,277	2,295,501
Surgery Center Holdings, Inc., Initial Term Loan, 2 Month LIBOR + 3.250%	5.350(c)	09/02/24	2,316	2,310,802
U.S. Anesthesia Partners, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	4.980(c)	06/24/24	2,072	2,076,274
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.550(c)	12/30/22	2,769	2,751,328
Wink Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	12/01/24	1,000	995,167
WP Citymd Bidco, LLC, Refinancing Term Loan, 3 Month LIBOR + 3.500%	5.580(c)	06/07/24	1,000	1,000,000
				50,339,974
Holding Companies-Diversified 0.4%
Travelport Finance (Luxembourg) Sarl (Luxembourg), Initial Term Loans, 3 Month LIBOR + 2.500%	4.830(c)	03/17/25	3,000	2,997,375

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Home Builders 0.2%
Interior Logic Group, Inc., Term Loan	—%(p)	05/31/25	1,525	$ 1,521,187
Home Furnishings 0.1%
Global Appliance, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%	5.990(c)	10/04/24	1,094	1,110,233
Household Products/Wares 0.4%
Diamond (BC) BV, Initial USD Term Loan, 1 - 2 Month LIBOR + 3.000%	5.040(c)	09/06/24	2,570	2,549,553
Spectrum Brands, Inc., 2017 Replacement USD Term Loan, 2 - 3 Month LIBOR + 2.000%	4.150(c)	06/23/22	1,000	998,750
				3,548,303
Housewares 0.4%
Carlisle Foodservice Products, Inc.,
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.000%	5.145(c)	03/20/25	239	238,815
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.950(c)	03/20/25	1,061	1,058,747

Lifetime Brands, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	5.445(c)	03/13/25	825	827,063
Radio Systems Corp., Term Loan, 1 Month LIBOR + 3.250%	5.150(c)	05/02/24	1,443	1,447,396
				3,572,021
Insurance 0.9%
Amwins Group, Inc.,
First Lien Term Loan, 1 Month LIBOR + 2.750%	4.670(c)	01/25/24	1,130	1,130,833
Second Lien Term Loan, 1 Month LIBOR + 6.750%	8.730(c)	01/25/25	560	563,500

Assuredpartners, Inc., 2017 September Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	10/22/24	600	599,500
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%	7.980(c)	08/04/25	700	715,458
FHC Health Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	5.980(c)	12/23/21	1,617	1,532,723

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Insurance (cont’d.)

Hub International Ltd., Initial Term Loan, 3 Month LIBOR + 3.000%	5.360%(c)	04/25/25	750	$ 748,896
Hyperion Insurance Group Limited - Hyperion Refinance Sarl (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	5.500(c)	12/20/24	2,095	2,097,892
				7,388,802
Internet 1.2%
Ancestry.Com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.230(c)	10/19/23	2,919	2,917,961
Marketo, Inc., Term Loan, 3 Month LIBOR + 3.250%	5.610(c)	02/07/25	1,600	1,592,000
Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.680(c)	09/13/24	3,173	3,173,774
Ping Identity Corp., Term Loan, 1 Month LIBOR + 3.750%	5.720(c)	01/24/25	1,350	1,353,375
VFH Parent LLC, Term B-1 Loan, 3 Month LIBOR + 3.250%^	5.560(c)	12/30/21	1,300	1,307,837
				10,344,947
Investment Companies 0.6%
EIG Management Co. LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	6.080(c)	02/24/25	725	730,438
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.550(c)	12/15/23	1,531	1,530,625
SAI Global CIS U.S. Group (Australia), Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%^	6.800(c)	12/08/23	285	276,317
Stepstone Group LP, Initial Term Loan, 1 Month LIBOR + 4.000%^	5.970(c)	03/27/25	850	852,125
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.250%	6.230(c)	02/01/23	935	941,128
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.980(c)	02/01/24	675	678,375
				5,009,008

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Iron/Steel 0.4%
Helix Acquisition Holdings, Inc., 2018 New Term Loan, 3 Month LIBOR + 3.500%	5.640%(c)	09/30/24	1,669	$ 1,676,427
Phoenix Services International LLC, Term B Loan, 1 Month LIBOR + 3.750%^	5.660(c)	03/01/25	1,350	1,360,125
				3,036,552
Leisure Time 1.5%
Aristocrat Leisure, Ltd. (Australia), Term Loan	—(p)	10/19/24	750	746,469
Clubcorp Holdings, Inc., Term B Loan (First Lien), 3 Month LIBOR + 2.750%	4.890(c)	09/18/24	4,180	4,171,597
Fitness International, LLC, Term Loan B, 1 - 3 Month LIBOR + 3.250%	5.530(c)	04/18/25	900	903,825
Intrawest Resorts Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.000%^	4.980(c)	07/31/24	2,148	2,158,863
Life Time, Inc., New 2017 Refinancing Term Loan, 1 - 3 Month LIBOR + 2.750%	4.895(c)	06/10/22	998	996,716
Recess Holdings, Inc.,
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%^	3.750(c)	09/18/24	107	107,679
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%^	6.200(c)	09/30/24	789	792,837

Sabre Glbl, Inc., 2018 Other Term B Loan, 1 Month LIBOR + 2.000%	3.980(c)	02/22/24	1,160	1,158,537
Sram, LLC, New Term Loan B 2018, 2 - 3 Month LIBOR + 2.750% / PRIME + 1.750%	5.668(c)	03/15/24	1,294	1,297,243
				12,333,766
Lodging 0.7%
Citycenter Holdings LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.230(c)	04/18/24	1,200	1,199,499
Four Seasons Hotels Ltd. (Canada), Restated Term Loan, 1 Month LIBOR + 2.000%	3.980(c)	11/30/23	1,898	1,902,132
Station Casinos LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	4.490(c)	06/08/23	1,500	1,500,225
Wyndham Worlwide Corp., Term Loan	—(p)	05/31/25	1,000	1,001,670
				5,603,526

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Machinery-Construction & Mining 0.5%
North American Lifting Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	6.800%(c)	11/27/20	2,334	$ 2,223,315
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 4.000%	5.910(c)	11/30/23	1,571	1,549,915
				3,773,230
Machinery-Diversified 2.3%
Allflex Holdings III, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.140(c)	07/17/20	1,022	1,027,898
CD&R Hydra Buyer, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.670(c)	12/11/24	1,598	1,605,487
Clark Equipment Company (South Korea), Refinancing Tranche B Term Loan, 3 Month LIBOR + 2.000%	4.300(c)	05/18/24	2,769	2,764,862
CPM Acquisition Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.480(c)	04/11/22	2,406	2,428,432
Second Lien Term Loan, 1 Month LIBOR + 8.250%	10.230(c)	04/10/23	200	202,750

Douglas Dynamics LLC, 2017 Replacement Term Loan B, 1 Month LIBOR + 3.000%^	4.990(c)	12/31/21	1,399	1,403,940
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 5.500%^	7.480(c)	08/16/23	721	719,572
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.550(c)	07/19/24	2,246	2,244,689
Pro Mach, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	5.030(c)	03/07/25	3,225	3,214,519
Titan Acquisition Ltd. (Canada), Initial Term Loan, 2 Month LIBOR + 3.000%	5.060(c)	03/28/25	1,750	1,736,511
VAC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	6.300(c)	03/08/25	1,650	1,647,937
				18,996,597
Media 2.7%
A-L Parent LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%^	5.240(c)	12/01/23	1,250	1,257,342
Altice Financing SA (Luxembourg), October 2017 USD Term Loan, 3 Month LIBOR + 2.750%	5.100(c)	01/31/26	746	734,497
Beasley Mezzanine Holdings LLC, First Lien Initial Term B Loan, 1 Month LIBOR + 4.000%	5.940(c)	11/17/23	688	690,421

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	4.700%(c)	11/18/24	748	$ 740,265
Cogeco Communications (USA), LP, Term B Loan, 1 Month LIBOR + 2.380%	4.360(c)	01/03/25	1,500	1,495,500
CSC Holdings LLC, January 2018 Term Loan, 1 Month LIBOR + 2.500%	4.420(c)	01/25/26	1,500	1,498,500
Hemisphere Media Holdings LLC, Term B-1 Loan, 1 Month LIBOR + 3.500%^	5.480(c)	02/14/24	932	922,786
Meredith Corp., Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	01/31/25	950	952,375
NEP/NCP Holdco, Inc.,
First Lien Amendment No 5 Incremental Term Loan, 3 Month LIBOR + 3.250%	5.550(c)	07/21/22	1,400	1,403,500
New Term Loan (Second Lien), 3 Month LIBOR + 7.000%^	9.340(c)	01/23/23	392	393,826

Numericable U.S. LLC (France), USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%	4.730(c)	07/31/25	594	581,625
Numericable US LLC (France), USD TLB-12 Term Loan, 3 Month LIBOR + 3.000%	5.350(c)	01/31/26	1,716	1,684,909
Radiate HoldCo LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	02/01/24	5,192	5,112,113
Tribune Media Company, Term C Loan, 1 Month LIBOR + 3.000%	4.980(c)	01/27/24	433	433,100
Unitymedia Hessen GMBHh & Co., KG (Germany), Senior Facility B, 1 Month LIBOR + 2.250%	4.170(c)	09/30/25	1,000	998,906
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	4.420(c)	01/15/26	2,750	2,740,116
WideOpenWest Finance LLC, Refinancing Term B Loan, 1 Month LIBOR + 3.250%	5.190(c)	08/18/23	1,045	1,002,307
				22,642,088
Metal Fabricate/Hardware 1.4%
Anvil International LLC, Initial Term Loan B, 1 - 2 Month LIBOR + 4.500%^	6.545(c)	08/01/24	1,991	2,001,332
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.950(c)	11/23/20	5,278	5,171,950
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%^	5.550(c)	01/28/22	2,588	2,591,591

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 1 Month LIBOR + 2.750%^	4.730%(c)	06/27/24	546	$ 547,240
Wireco Worldgroup, Inc., First Lien Term Loan, 1 Month LIBOR + 5.000%^	6.980(c)	09/29/23	1,116	1,123,352
				11,435,465
Mining 0.4%
CSC Holdings LLC, Advance, 3 Month LIBOR + 4.000%	6.310(c)	12/16/24	574	576,430
Fairmount Santrol, Inc., Initial Term Loan, 3 Month LIBOR + 6.000%	8.300(c)	11/01/22	944	945,243
Unimin Corp., Term Loan	—(p)	05/17/25	1,475	1,475,000
				2,996,673
Miscellaneous Manufacturing 0.8%
Blount International, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.160(c)	04/12/23	1,272	1,286,120
Clover Technologies Group LLC, Initial Term Loan, 1 Month LIBOR + 4.500%	6.480(c)	05/08/20	1,704	1,518,921
International Textile Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	6.910(c)	05/01/24	875	882,656
Mavis Tire Express Services Corp.,
Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.200(c)	03/20/25	690	687,447
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.250%	2.400(c)	03/20/25	110	110,053

Spectrum Holdings III Corp, Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.250%^	5.230(c)	01/31/25	796	796,250
Spectrum Holdings III Corp., Delayed Draw Term Loan (First Lien), 3 Month LIBOR + 3.250%^	5.613(c)	01/31/25	79	78,750
Tecomet, Inc., Term Loan	—(p)	05/01/24	302	303,762
Zekelman Industries, Inc., Term Loan	—(p)	06/14/21	900	900,563
				6,564,522

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Oil & Gas 1.5%
Apro LLC, Initial Term Loan, 2 Month LIBOR + 4.000%	6.030%(c)	08/08/24	977	$ 981,550
Ascent Resources Marcellus, LLC, Exit Term Loan, 1 Month LIBOR + 6.500%	9.637(c)	03/30/23	250	250,000
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.380%	12.340(c)	12/31/21	1,275	1,408,875
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 3.500%	5.810(c)	07/29/21	3,112	3,123,874
Delek U.S. Holdings, Inc., Term Loan, 1 Month LIBOR + 2.500%	4.480(c)	03/14/25	1,500	1,501,875
Medallion Midland Acquisition LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	10/30/24	1,122	1,103,250
MEG Energy Corp. (Canada), Initial Term Loan, 3 Month LIBOR + 3.500%	5.810(c)	12/31/23	394	393,958
Powerteam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.550(c)	03/06/25	2,750	2,731,094
Sonneborn LLC, Initial US Term Loan, 1 Month LIBOR + 3.750%^	5.730(c)	12/10/20	643	649,674
Sonneborn Refined Products BV, Initial BV Term Loan, 1 Month LIBOR + 3.750%^	5.730(c)	12/10/20	113	114,649
				12,258,799
Oil & Gas Services 0.8%
Brazos Delaware II, LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	5.950(c)	05/16/25	2,000	1,993,750
FTS International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.730(c)	04/16/21	164	164,818
Lucid Energy Group II Borrower LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	4.930(c)	02/17/25	3,500	3,469,375
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%^	5.660(c)	10/30/24	1,144	1,150,034
				6,777,977
Oil, Gas & Coal 0.2%
Apergy Corp., Term Loan	—(p)	05/31/25	525	525,000
EG America, LLC (United Kingdom), Term Loan	—(p)	02/01/26	1,400	1,393,000
				1,918,000

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Other Industry 0.7%
Fly FDG II Sarl (Ireland), Term Loan	—%(p)	02/09/23	1,614	$ 1,612,980
Harnourvest Partners LLC, Term Loan, 3 Month LIBOR + 2.250%	4.550(c)	03/03/25	1,650	1,648,626
Telenet Finance USD LLC (Belgium), Term Loan	—(p)	08/31/26	2,250	2,246,485
UnityMedia Finance LLC (Germany), Term Loan	—(p)	06/30/23	750	748,928
				6,257,019
Packaging & Containers 2.2%
Albea Beauty Holdings SA (France), Facility B2 (USD), 3 Month LIBOR + 3.000%^	5.290(c)	04/22/24	525	526,313
Anchor Glass Container Corp., July 2017 Additional Term Loan, 1 Month LIBOR + 2.750%	4.700(c)	12/07/23	1,858	1,735,546
Berlin Packaging, LLC, First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%	4.947(c)	11/07/25	1,950	1,950,813
Charter Nex U.S., Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	05/16/24	1,414	1,413,959
Expera Specialty Solutions LLC, Term B Loan Commitment, 1 Month LIBOR + 4.250%	6.230(c)	11/03/23	1,255	1,259,209
ICSH Parent, Inc.,
First Lien 2017 Refinancing Term Loan, 1 Month LIBOR + 3.250%^	5.240(c)	04/29/24	1,689	1,695,389
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.250%^	5.430(c)	04/29/24	202	203,216

Plastipak Packaging, Inc., Tranche B Term Loan (2018), 1 Month LIBOR + 2.500%	4.490(c)	10/14/24	998	997,494
Plaze, Inc., Term Loan, PRIME + 0.000% / 3 Month LIBOR + 3.500%	5.315(c)	07/31/22	1,868	1,872,755
Pregis Holding I Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%^	5.800(c)	05/20/21	1,374	1,376,002
Proampac PG Borrower LLC, Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.500%	5.556(c)	11/20/23	1,956	1,963,898
Ring Container Technologies LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.730(c)	10/31/24	2,097	2,097,250
Tank Holding Corp., New Initial Term Loan, 1 - 3 Month LIBOR + 3.500%	5.577(c)	03/17/22	910	915,252
Trident TPI Holdings, Inc., Term Loan	—(p)	10/17/24	800	796,000
				18,803,096

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 3.0%
Alphabet Holding Company, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.480%(c)	09/26/24	1,368	$ 1,199,162
Amneal Pharmaceuticals, LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	5.630(c)	05/04/25	3,100	3,090,312
Arbor Pharmaceuticals LLC, Initial Term Loan, 1 - 3 Month LIBOR + 5.000%	7.230(c)	07/05/23	1,434	1,434,797
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	4.730(c)	03/01/24	3,958	3,954,652
Endo Luxembourg Finance Company I Sarl, Initial Term Loan, 1 Month LIBOR + 4.250%	6.250(c)	04/29/24	2,252	2,228,337
Genoa A Qol Healthcare Company LLC, First Lien Amendment No 1 Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	10/30/23	1,478	1,485,255
Lannett Company, Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.380%	7.360(c)	11/25/22	2,257	2,247,491
NVA Holdings, Inc., Term B-3 Loan (First Lien), 3 Month LIBOR + 2.750%	5.050(c)	02/02/25	2,675	2,676,672
Pearl Intermediate Parent LLC,
Delayed Draw Term Loan (First Lien), 1 Month LIBOR + 2.750%	5.069(c)	02/14/25	125	123,516
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.680(c)	02/14/25	425	419,953

Pharmerica Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.430(c)	12/06/24	1,825	1,827,281
Valeant Pharmaceuticals International, Inc.,
Retired - Series F-4 Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.420(c)	04/01/22	932	933,871
Term Loan	—(p)	05/17/25	3,825	3,831,575
				25,452,874
Pipelines 0.8%
BCP Renaissance Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	6.027(c)	10/31/24	2,750	2,746,562
Southcross Energy Partners LP, Initial Term Loan, 3 Month LIBOR + 4.250%	6.550(c)	08/04/21	2,244	2,210,809
WMG Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 4.500%	6.430(c)	12/13/24	1,995	1,988,766
				6,946,137

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Private Equity 0.2%
Canyon Valor Companies, Inc., Initial Dollar Term Loan (First Lien), 2 Month LIBOR + 3.250%	5.310%(c)	06/16/23	1,980	$ 1,993,414
Real Estate 1.0%
ASP MCS Acquisition Corp, Initial Term Loan, 1 Month LIBOR + 4.750%	6.730(c)	05/20/24	1,266	1,279,674
DTZ U.S. Borrower LLC, First Lien 2015-1 Converted Term Loan, 3 Month LIBOR + 3.250%	5.573(c)	11/04/21	2,392	2,387,108
Lightstone Holdco LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%^	5.730(c)	01/30/24	4,714	4,690,744
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%	5.730(c)	01/30/24	302	302,801
				8,660,327
Real Estate Investment Trusts (REITs) 0.3%
Geo Group, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	3.970(c)	03/22/24	1,875	1,874,331
Istar, Inc., New Term Loan B, 1 Month LIBOR + 3.000%^	4.935(c)	10/01/21	500	502,273
MGM Growth Properties Operating Partnership LP, Term B Loan, 3 Month LIBOR + 2.000%	3.750(c)	04/25/23	264	263,439
				2,640,043
Retail 8.0%
1011778 BC Unlimited Liability Co. (Canada), Term B-3 Loan, 1 - 3 Month LIBOR + 2.250%	4.230(c)	02/16/24	2,750	2,747,134
Academy, Ltd., Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	5.938(c)	07/01/22	3,196	2,522,563
Albertson’s LLC, Term Loan^	—(p)	12/31/23	1,850	1,850,000
Ashco LLC, Initial Term Loan, 1 Month LIBOR + 5.000%	6.980(c)	09/25/24	1,915	1,923,755
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%^	5.860(c)	06/03/22	1,396	1,395,670
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.180(c)	01/02/25	2,000	1,999,166

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)
Brookfeild Retail Holdings VII, Term Loan	—%(p)	06/30/25	7,975	$ 7,862,856
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.230(c)	02/15/21	1,525	1,422,523
CNT Holdings III Corp., Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.240(c)	01/22/23	901	872,310
CWGS Group LLC, Term Loan, 1 Month LIBOR + 2.750%	4.700(c)	11/08/23	1,996	1,988,576
EG America, LLC (United Kingdom), Additional Facility Loan, 3 Month LIBOR + 4.000%	6.140(c)	02/07/25	2,075	2,068,084
Euro Garages Ltd. (United Kingdom), Facility B (USD) Loan, 3 Month LIBOR + 4.000%	6.340(c)	02/07/25	925	919,797
Fogo De Chao, Inc., Term Loan, 1 Month LIBOR + 4.500%^	6.480(c)	04/07/25	900	907,875
Foundation Building Materials LLC, Term Loan^	—(p)	06/30/25	1,225	1,225,000
GOBP Holdings, Inc., Third Incremental Term Loan, 1 Month LIBOR + 3.500%	5.800(c)	10/21/21	1,000	1,001,667
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 1 Month LIBOR + 2.500%	4.480(c)	08/18/23	1,567	1,567,709
Highline Aftermarket Acquisition, LLC, Term Loan, 3 Month LIBOR + 3.500%	5.250(c)	04/28/25	1,470	1,471,476
Hoffmaster Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	6.800(c)	11/21/23	1,605	1,610,036
Hudsons Bay Company (Canada), Initial Term B Loan, 1 Month LIBOR + 3.250%	5.220(c)	09/30/22	838	780,405
K-Mac Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.180(c)	03/07/25	700	702,042
Lands’ End, Inc., Initial Term B Loan, 1 Month LIBOR + 3.250%	5.230(c)	04/02/21	604	579,455
LBM Borrower LLC, Tranche C Term Loan, 2 Month LIBOR + 3.750%	5.850(c)	08/19/22	1,753	1,758,677
Leslies Poolmart, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%	5.480(c)	08/16/23	1,750	1,760,659
Michaels Stores, Inc., Term Loan	—(p)	01/30/23	1,750	1,745,625
Neiman Marcus Group Ltd. LLC, Other Term Loan, 1 Month LIBOR + 3.250%	5.170(c)	10/25/20	2,433	2,151,219
Petco Animal Supplies, Inc., Second Amendment Term Loan, 3 Month LIBOR + 3.250%	5.610(c)	01/26/23	4,447	3,116,653
Petsmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.920(c)	03/11/22	2,311	1,798,492

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)
PF Changs China Bistro, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%^	7.473%(c)	09/01/22	1,394	$ 1,385,013
Rough Country LLC, Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.730(c)	05/25/23	851	843,082
Sage Automotive Interiors, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	6.980(c)	11/08/22	2,518	2,533,863
Sally Holdings LLC,
New Term B-1 Loan, 1 Month LIBOR + 2.250%^	4.240(c)	07/05/24	499	495,006
Term B-2 Loan	4.500	07/05/24	2,500	2,432,812

Serta Simmons Bedding LLC, First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.500%	5.615(c)	11/08/23	2,148	1,891,028
Staples, Inc., Closing Date Term Loan, 3 Month LIBOR + 4.000%	6.360(c)	09/12/24	3,111	3,021,546
Tacala LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.160(c)	01/31/25	1,100	1,106,187
The Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%	5.410(c)	04/09/25	3,167	3,186,857
				66,644,818
Semiconductors 1.0%
Bright Bidco BV (Netherlands), 2018 Refinancing Term Loan B, 1 - 3 Month LIBOR + 3.500%	5.720(c)	06/28/24	3,358	3,354,489
Brooks Automation, Inc., Initial Term B Loan, 2 Month LIBOR + 2.500%	4.500(c)	10/04/24	1,322	1,324,992
Lattice Semiconductor Corp., Term Loan, 1 Month LIBOR + 4.250%^	6.170(c)	03/10/21	3,042	3,049,326
Maxlinear, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%^	4.420(c)	05/12/24	750	750,000
				8,478,807
Software 6.9%
Almonde, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.560(c)	06/13/25	1,000	966,250
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.807(c)	06/13/24	2,930	2,881,836

Aptean, Inc., Term Loan B, 3 Month LIBOR + 4.250%	6.560(c)	12/20/22	1,541	1,541,865
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	07/12/24	2,137	2,139,019

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.230%(c)	09/10/22	7,179	$ 7,184,314
CommerceHub, Inc., Term Loan^	—(p)	06/30/25	1,625	1,620,937
Compuware Corp., Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%	5.480(c)	12/15/21	1,963	1,977,200
Eagleview Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	5.860(c)	07/15/22	1,305	1,310,017
Evergreen Skills Lux Sarl (Luxembourg),
First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.730(c)	04/28/21	1,809	1,695,449
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.250%	10.230(c)	04/28/22	475	387,885
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	3.970(c)	07/08/22	1,187	1,185,908
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	3.970(c)	04/26/24	1,000	998,846

Globallogic Holdings, Inc., Refinancing Term B-1 Loan, 3 Month LIBOR + 3.750%^	6.050(c)	06/20/22	993	994,981
Greeneden U.S. Holdings II, LLC, Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 3.500%	5.800(c)	12/01/23	2,150	2,160,980
Hyland Software, Inc., Senior Secured First Lien Term-3 Loan, 1 Month LIBOR + 3.250%	5.230(c)	07/01/22	1,333	1,343,537
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.230(c)	08/05/22	2,351	2,365,088
Inovalon Holdings, Inc., Term Loan, 1 Month LIBOR + 3.500%	5.440(c)	04/02/25	862	842,752
Kronos, Inc.,
2018 New Incremental Term Loan, 2 - 3 Month LIBOR + 3.000%	5.210(c)	11/01/23	1,530	1,537,713
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.610(c)	11/01/24	400	415,000

MA Financeco LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%	4.730(c)	06/21/24	315	311,858
Mitel U.S. Holdings, Inc. (Canada), Incremental Term Loan, 1 Month LIBOR + 3.750%^	5.730(c)	09/25/23	1,779	1,778,621
Nthrive, Inc., First Lien Term B-2 Loan, 1 Month LIBOR + 4.500%	6.480(c)	10/20/22	2,228	2,225,471
Omnitracs, LLC, Term Loan, 3 Month LIBOR + 2.750%	5.020(c)	03/21/25	1,276	1,274,037
Quest Software Us Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 4.250%	6.580(c)	05/17/25	2,025	2,025,421
Rackspace Hosting, Inc., Term B Loan (First Lien), 3 Month LIBOR + 3.000%	5.195(c)	11/03/23	5,021	4,989,408

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Renaissance Learning, Inc., Term Loan	—%(p)	06/30/25	800	$ 800,146
SCS Holdings I, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 9.500%	11.480(c)	10/30/23	250	251,250
New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.250%	6.230(c)	10/30/22	2,044	2,057,865

Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.730(c)	06/21/24	2,129	2,120,686
Solarwinds Holdings, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%	4.980(c)	02/05/24	898	901,626
Sonicwall US Holdings, Inc., Term Loan	—(p)	05/31/25	1,200	1,198,500
SS&C TECH, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%	4.480(c)	04/16/25	1,658	1,666,365
Term B-4 Loan, 1 Month LIBOR + 2.500%	4.480(c)	04/16/25	621	623,887

Tibco Software, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	5.490(c)	12/04/20	1,581	1,584,403
				57,359,121
Storage/Warehousing 0.1%
Contanda LLC, Term Loan, 3 Month LIBOR + 3.500%^	5.800(c)	02/27/20	575	571,406
Technology 1.2%
Cologix Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.960(c)	03/20/24	2,187	2,186,833
MA Financeco LLC (United Kingdom), Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%	4.480(c)	11/19/21	1,459	1,443,462
Macom Technology Solutions Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.230(c)	05/17/24	2,840	2,804,615
Microchip Technology, Inc., Term Loan	—(p)	06/30/25	2,275	2,285,426
Perspecta, Inc., Term Loan^	—(p)	05/31/25	1,500	1,505,625
				10,225,961
Telecommunications 6.6%
Avaya, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.680(c)	12/15/24	2,346	2,358,150

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
C1 Holdings Corp., Term Loan, 1 Month LIBOR + 3.750%	5.730%(c)	04/04/25	2,600	$ 2,598,375
CenturyLink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	4.730(c)	01/31/25	6,137	6,054,930
Coral US Co-Borrower LLC, Term B-4 Loan, 1 Month LIBOR + 3.250%	5.230(c)	02/02/26	2,625	2,638,125
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.610(c)	05/27/24	3,310	3,227,673
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.740(c)	06/15/24	3,123	3,072,663
Global Tel Link Corp.,
Term Loan (First Lien), 3 Month LIBOR + 4.000%	6.300(c)	05/23/20	2,465	2,479,319
Term Loan (Second Lien), 3 Month LIBOR + 8.250%	10.550(c)	11/23/20	725	726,813

GTT Communications, Inc., Term Loan	—(p)	04/27/25	5,450	5,383,237
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	5.718(c)	11/27/23	3,775	3,785,487
IPC Corp., Term B-1 Loan (First Lien), 3 Month LIBOR + 4.500%^	3.430(c)	08/06/21	757	744,055
SBA SR Finance II LLC, Term Loan	—(p)	04/30/25	1,000	998,438
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.230(c)	11/01/25	600	603,000
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.480(c)	11/01/24	2,495	2,510,720

Speedcast International Ltd. (Australia), Initial Term Loan, 3 Month LIBOR + 2.500%	5.000(c)	05/15/25	1,950	1,951,137
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.500(c)	02/02/24	6,979	6,975,705
TVC Albany, Inc., Term Loan B, 3 Month LIBOR + 4.000%	6.300(c)	09/18/24	696	697,371
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	5.480(c)	10/10/24	2,250	2,246,837
Initial Term B Loan, 1 Month LIBOR + 4.000%	5.980(c)	10/10/24	2,320	2,315,825

Windstream Services LLC, Tranche B-7 Term Loan, 1 Month LIBOR + 3.250%	5.190(c)	02/17/24	691	610,476
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.300(c)	09/09/21	3,597	3,630,327
				55,608,663

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Transportation 1.0%
Bombardier, Inc. (Canada), Term Loan	—%(p)	05/23/25	1,925	$ 1,920,187
Daseke Companies, Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%	6.980(c)	02/27/24	1,044	1,048,659
Pods LLC, Retired - Tranche B-3 Term Loan, 1 Month LIBOR + 3.000%	4.930(c)	12/06/24	2,641	2,640,749
REP Wwex Acquisition Parent LLC, Term Loan (First Lien), 3 Month LIBOR + 4.000%^	6.250(c)	02/05/24	1,734	1,729,409
Transplace Holdings, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.750%^	5.670(c)	10/07/24	1,173	1,175,807
Initial Loan (Second Lien), 1 Month LIBOR + 8.750%	10.680(c)	10/06/25	204	205,768
				8,720,579
Trucking & Leasing 0.5%
Avolon Tlb Borrower 1 (US), LLC (Ireland), Term B-3 Loan, 1 Month LIBOR + 2.000%	3.950(c)	01/15/25	4,445	4,399,474
Total Bank Loans (cost $777,037,492)				773,766,300
Corporate Bonds 2.9%
Aerospace/Defense 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	500	521,250
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	750	832,500
				1,353,750
Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	700	686,000
Chemicals 0.1%
A Schulman, Inc., Gtd. Notes	6.875	06/01/23	750	787,688

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Computers 0.4%
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	1,000	$ 1,013,750
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	2,750	2,815,312
				3,829,062
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	1,125	1,094,062
Electric 0.1%
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25	750	682,500
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875	11/15/26	1,000	973,750
Foods 0.1%
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	915	882,975
Healthcare-Products 0.0%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	200	161,000
Healthcare-Services 0.3%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	1,050	979,125
Select Medical Corp., Gtd. Notes	6.375	06/01/21	500	506,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125	04/01/22	700	732,375
				2,218,375
Home Builders 0.1%
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,000	1,028,750

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26	500	$ 482,500
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	500	477,500
Lodging 0.1%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21	750	772,500
Media 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21	500	497,510
DISH DBS Corp., Gtd. Notes	7.875	09/01/19	250	259,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	250	247,500
				1,004,010
Oil & Gas 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	950	995,125
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	2,150	2,295,125
CNX Resources Corp., Gtd. Notes	8.000	04/01/23	600	637,500
				3,927,750
Pharmaceuticals 0.2%
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	700	689,710
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500	03/15/22	1,000	1,039,200
				1,728,910
Real Estate 0.1%
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	525	494,230

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	01/15/28	300	$ 269,250
Retail 0.1%
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	500	512,500
Software 0.1%
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	500	523,850
Total Corporate Bonds (cost $23,865,367)				23,890,912

	Shares
Common Stocks 0.1%
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)^*	182,358	556,192
Software 0.1%
Avaya Holdings Corp.*	32,696	721,601
Total Common Stocks (cost $1,054,806)		1,277,793

	Units
Warrants 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, expiring 03/30/23^	46,500	1,395
Ascent Resources - Marcellus LLC, expiring 03/30/23^	18,026	2,163
Ascent Resources - Marcellus LLC, expiring 03/30/23^	14,021	1,122
Total Warrants (cost $6,431)		4,680

Total Long-Term Investments (cost $843,151,935)		840,106,082

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 14.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	116,651,631	$ 116,651,631
PGIM Institutional Money Market Fund (cost $1,147,869; includes $1,146,422 of cash collateral for securities on loan)(b)(w)	1,147,785	1,147,900

Total Short-Term Investments (cost $117,799,501)		117,799,531

TOTAL INVESTMENTS 114.4% (cost $960,951,436)		957,905,613
Liabilities in excess of other assets(z) (14.4)%		(120,611,924)

Net Assets 100.0%		$ 837,293,689

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $105,484,609 and 12.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,120,701; cash collateral of $1,146,422 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.
(p)	Interest rate not available as of May 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at May 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,800	02/03/19	1.538%(S)	3 Month LIBOR(1)(Q)	$ (1,913)	$ 14,816	$ 16,729
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	212,856	221,502
7,200	02/03/24	2.228%(S)	3 Month LIBOR(1)(Q)	(53,105)	182,134	235,239
				$(63,664)	$409,806	$473,470
Cash of $595,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at May 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 41,166,397	$ —
Bank Loans	—	668,842,563	104,923,737
Corporate Bonds	—	23,890,912	—
Common Stocks	721,601	—	556,192
Warrants	—	—	4,680
Affiliated Mutual Funds	117,799,531	—	—
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	—	473,470	—
Total	$118,521,132	$734,373,342	$105,484,609
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Bank Loans	Common Stock	Warrants	Credit Default Swap Agreements
Balance as of 02/28/18	$103,260,724	$ —	$ —	$ 12,894
Realized gain (loss)	86,812	—	(1,751)	12,089
Change in unrealized appreciation (depreciation)	(739,694)	—	—	(12,894)
Purchases/Exchanges/Issuances	32,913,539	556,192	6,431	—
Sales/Paydowns	(15,656,654)	—	—	(24,983)
Accrued discounts/premiums	11,277	—	—	—
Transfers into of Level 3	24,706,066	—	—	—
Transfers out of Level 3	(39,658,333)	—	—	—
Balance as of 05/31/18	$104,923,737	$556,192	$ 4,680	$ —
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	($ 645,063)	$ —	($ 1,751)	$ —
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

PGIM Floating Rate Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Level 3 Securities	Fair Value as of May 31, 2018	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$104,923,737	Market Approach	Single Broker Indicative Quote	$49.00 - $101.75 ($99.44)
Common Stocks	556,192	Stale Pricing	Unadjusted Bid Price	$3.05
Warrants	4,680	Stale Pricing	Unadjusted Bid Price	$0.03 - $0.12 ($0.06)
	$105,484,609
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$39,658,333	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$24,706,066	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.4%
Asset-Backed Securities 4.6%
Collateralized Loan Obligations 4.6%
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A, 3 Month LIBOR + 1.190%(original cost $1,250,000; purchased 03/22/17)(f)	3.543%(c)	10/17/26	1,250	$ 1,250,571
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.672(c)	04/13/27	1,250	1,250,601
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548(c)	07/15/26	4,500	4,500,758
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598(c)	01/16/26	4,500	4,501,143
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.643(c)	05/15/26	5,000	5,006,006
Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.559(c)	10/20/26	2,450	2,450,364
				18,959,443
Small Business Loans 0.0%
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000	09/01/18	43	43,169
Total Asset-Backed Securities (cost $18,992,996)				19,002,612
Commercial Mortgage-Backed Securities 12.7%
Bank, Series 2017-BNK5, Class A3	3.020	06/15/60	3,600	3,482,465
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515	09/10/58	2,500	2,500,460
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A3	3.269	06/10/50	3,600	3,557,987
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	265	263,118
Series 2015-M01, Class AB2	2.465	09/25/24	757	737,745
Series 2015-M17, Class A2	2.938(cc)	11/25/25	2,900	2,859,980
Series 2016-M11, Class A2	2.369(cc)	07/25/26	2,600	2,430,257
Series 2016-M13, Class A2	2.477(cc)	09/25/26	4,400	4,131,312
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO	1.526(cc)	06/25/20	22,983	575,095

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K019, Class X1, IO	1.668%(cc)	03/25/22	24,979	$ 1,300,052
Series K020, Class X1, IO	1.419(cc)	05/25/22	14,137	648,578
Series K021, Class X1, IO	1.458(cc)	06/25/22	15,368	746,659
Series K025, Class X1, IO	0.863(cc)	10/25/22	39,566	1,252,414
Series K060, Class AM	3.300(cc)	10/25/26	3,860	3,850,989
Series K064, Class AM	3.327(cc)	03/25/27	2,100	2,090,200
Series K068, Class AM	3.315	08/25/27	3,200	3,164,897
Series K073, Class A2	3.350	01/25/28	3,800	3,784,665
Series K076, Class A2	3.900	04/25/28	2,700	2,816,276
Series K076, Class AM	3.900	04/25/28	750	775,264
Series K151, Class A3	3.511	04/25/30	900	901,719
Series K710, Class X1, IO	1.729(cc)	05/25/19	11,957	132,129
Series K711, Class X1, IO	1.679(cc)	07/25/19	11,932	138,311
Series KS03, Class A4	3.161(cc)	05/25/25	4,000	3,983,346

JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515	03/15/49	2,500	2,479,820
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694	04/15/46	722	705,239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834	05/15/46	1,000	981,712
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572	09/15/58	2,500	2,505,610
Total Commercial Mortgage-Backed Securities (cost $54,410,787)				52,796,299
Corporate Bonds 2.1%
Diversified Financial Services
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24	470	466,192
Private Export Funding Corp.,
Series BB, U.S. Gov’t. Gtd. Notes	4.300	12/15/21	2,660	2,798,166
Series KK, U.S. Gov’t. Gtd. Notes	3.550	01/15/24	2,085	2,149,308
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	3,185	3,174,241

Total Corporate Bonds (cost $8,731,089)				8,587,907
Municipal Bonds 0.3%
California 0.1%
California Educational Facilities Authority, Revenue Bonds	5.000	06/01/46	275	366,693

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
Texas 0.2%
University of Texas System (The), Revenue Bonds	5.000%	08/15/47	610	$ 791,109
Total Municipal Bonds (cost $1,132,120)				1,157,802
Residential Mortgage-Backed Securities 0.1%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620%	2.580(c)	10/25/28	67	67,037
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.703(cc)	02/25/34	296	297,789
Total Residential Mortgage-Backed Securities (cost $364,354)				364,826
U.S. Government Agency Obligations 39.6%
Federal Home Loan Mortgage Corp.	2.000	01/01/32	316	300,989
Federal Home Loan Mortgage Corp.	2.375	02/16/21	2,605	2,591,381
Federal Home Loan Mortgage Corp.	2.375	01/13/22	275	272,304
Federal Home Loan Mortgage Corp.	2.500	03/01/30	1,287	1,254,832
Federal Home Loan Mortgage Corp.	3.000	10/01/28	264	264,630
Federal Home Loan Mortgage Corp.	3.000	06/01/29	763	762,669
Federal Home Loan Mortgage Corp.	3.000	12/01/30	746	742,656
Federal Home Loan Mortgage Corp.	3.000	01/01/37	1,556	1,535,871
Federal Home Loan Mortgage Corp.	3.000	04/01/43	1,808	1,769,833
Federal Home Loan Mortgage Corp.	3.000	11/01/46	966	938,029
Federal Home Loan Mortgage Corp.	3.000	11/01/46	1,167	1,134,095
Federal Home Loan Mortgage Corp.	3.000	12/01/46	948	920,887
Federal Home Loan Mortgage Corp.	3.000	01/01/47	2,012	1,953,142
Federal Home Loan Mortgage Corp., MTN	3.208(s)	12/11/25	1,100	868,136
Federal Home Loan Mortgage Corp.	3.500	08/01/26	445	452,184
Federal Home Loan Mortgage Corp.	3.500	01/01/27	236	239,665
Federal Home Loan Mortgage Corp.	3.500	06/01/42	1,897	1,908,020
Federal Home Loan Mortgage Corp.	3.500	06/01/43	1,364	1,372,006
Federal Home Loan Mortgage Corp.	3.500	08/01/47	994	993,056
Federal Home Loan Mortgage Corp.	3.500	10/01/47	493	491,923
Federal Home Loan Mortgage Corp.	4.000	06/01/26	156	160,283
Federal Home Loan Mortgage Corp.	4.000	09/01/26	398	410,236
Federal Home Loan Mortgage Corp.	4.000	11/01/39	1,303	1,343,625
Federal Home Loan Mortgage Corp.	4.000	09/01/40	901	929,386
Federal Home Loan Mortgage Corp.	4.000	12/01/40	490	505,498
Federal Home Loan Mortgage Corp.	4.000	12/01/40	694	715,867
Federal Home Loan Mortgage Corp.	4.000	04/01/42	1,652	1,704,093

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.000%	05/01/46	2,293	$ 2,347,276
Federal Home Loan Mortgage Corp.	4.000	08/01/46	445	456,664
Federal Home Loan Mortgage Corp.	4.000	12/01/46	467	479,084
Federal Home Loan Mortgage Corp.	4.500	TBA	2,000	2,084,693
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,941	2,047,663
Federal Home Loan Mortgage Corp.	5.000	06/01/33	838	895,757
Federal Home Loan Mortgage Corp.	5.000	03/01/34	76	81,539
Federal Home Loan Mortgage Corp.	5.000	05/01/34	88	94,060
Federal Home Loan Mortgage Corp.	5.000	05/01/34	1,061	1,132,269
Federal Home Loan Mortgage Corp.	5.500	05/01/37	132	143,917
Federal Home Loan Mortgage Corp.	5.500	01/01/38	114	123,859
Federal Home Loan Mortgage Corp.	6.000	12/01/33	63	70,714
Federal Home Loan Mortgage Corp.	6.000	09/01/34	149	164,056
Federal Home Loan Mortgage Corp.	6.500	09/01/32	51	57,544
Federal Home Loan Mortgage Corp.	6.500	09/01/32	157	176,859
Federal Home Loan Mortgage Corp.	7.000	09/01/32	32	32,957
Federal Home Loan Mortgage Corp.	8.000	03/01/22	14	13,529
Federal Home Loan Mortgage Corp.	8.000	08/01/22	3	2,919
Federal Home Loan Mortgage Corp.	8.500	09/01/19	1	1,475
Federal Home Loan Mortgage Corp.	9.000	01/01/20	2	1,647
Federal National Mortgage Assoc.	1.000	10/24/19	5,000	4,906,205
Federal National Mortgage Assoc.	2.000	08/01/31	665	633,595
Federal National Mortgage Assoc.	2.375	01/19/23	1,435	1,412,782
Federal National Mortgage Assoc.	2.500	08/01/28	833	818,364
Federal National Mortgage Assoc.	2.500	08/01/29	184	180,028
Federal National Mortgage Assoc.	2.500	11/01/31	471	459,554
Federal National Mortgage Assoc.	2.500	02/01/43	341	321,743
Federal National Mortgage Assoc.	2.500	12/01/46	1,496	1,405,620
Federal National Mortgage Assoc.	3.000	01/01/27	800	801,468
Federal National Mortgage Assoc.	3.000	08/01/28	1,468	1,469,850
Federal National Mortgage Assoc.	3.000	02/01/31	3,056	3,043,526
Federal National Mortgage Assoc.	3.000	01/01/32	415	413,740
Federal National Mortgage Assoc.	3.000	11/01/32	487	484,755
Federal National Mortgage Assoc.	3.000	01/01/33	545	542,764
Federal National Mortgage Assoc.	3.000	11/01/36	1,724	1,702,008
Federal National Mortgage Assoc.	3.000	12/01/42	1,435	1,404,979
Federal National Mortgage Assoc.	3.000	02/01/43	943	923,604
Federal National Mortgage Assoc.	3.000	03/01/43	497	486,584
Federal National Mortgage Assoc.	3.000	04/01/43	858	839,898
Federal National Mortgage Assoc.	3.000	06/01/43	457	447,084
Federal National Mortgage Assoc.	3.000	06/01/43	1,009	987,302
Federal National Mortgage Assoc.	3.000	07/01/43	2,782	2,723,005
Federal National Mortgage Assoc.	3.000	01/01/47	2,411	2,343,841
Federal National Mortgage Assoc.	3.500	09/01/26	283	287,472
Federal National Mortgage Assoc.	3.500	03/01/27	685	694,942

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/32	386	$ 391,256
Federal National Mortgage Assoc.	3.500	10/01/41	2,898	2,912,641
Federal National Mortgage Assoc.	3.500	12/01/41	785	788,993
Federal National Mortgage Assoc.	3.500	03/01/42	734	738,011
Federal National Mortgage Assoc.	3.500	05/01/42	3,573	3,590,986
Federal National Mortgage Assoc.	3.500	12/01/42	1,807	1,814,475
Federal National Mortgage Assoc.	3.500	03/01/43	876	879,353
Federal National Mortgage Assoc.	3.500	06/01/45	7,616	7,620,511
Federal National Mortgage Assoc.	3.500	12/01/46	2,333	2,334,808
Federal National Mortgage Assoc.	4.000	09/01/40	1,524	1,568,940
Federal National Mortgage Assoc.	4.000	01/01/41	1,940	1,997,863
Federal National Mortgage Assoc.	4.000	07/01/42	570	587,264
Federal National Mortgage Assoc.	4.000	09/01/44	1,607	1,647,172
Federal National Mortgage Assoc.	4.500	01/01/20	25	25,330
Federal National Mortgage Assoc.	4.500	04/01/41	1,681	1,772,707
Federal National Mortgage Assoc.	4.500	01/01/45	419	439,824
Federal National Mortgage Assoc.	5.000	07/01/18	1	894
Federal National Mortgage Assoc.	5.000	08/01/18	1	1,125
Federal National Mortgage Assoc.	5.000	01/01/19	34	34,599
Federal National Mortgage Assoc.	5.000	02/01/19	58	58,959
Federal National Mortgage Assoc.	5.000	11/01/19	30	30,676
Federal National Mortgage Assoc.	5.000	12/01/31	71	74,896
Federal National Mortgage Assoc.	5.000	03/01/34	451	484,177
Federal National Mortgage Assoc.	5.000	07/01/35	176	187,706
Federal National Mortgage Assoc.	5.000	09/01/35	90	96,166
Federal National Mortgage Assoc.	5.000	11/01/35	115	123,769
Federal National Mortgage Assoc.	5.000	05/01/36	70	74,658
Federal National Mortgage Assoc.	5.500	10/01/18	7	6,816
Federal National Mortgage Assoc.	5.500	10/01/18	9	9,453
Federal National Mortgage Assoc.	5.500	11/01/18	7	6,994
Federal National Mortgage Assoc.	5.500	02/01/34	395	430,805
Federal National Mortgage Assoc.	5.500	09/01/34	715	780,956
Federal National Mortgage Assoc.	5.500	02/01/35	646	704,622
Federal National Mortgage Assoc.	5.500	06/01/35	120	128,291
Federal National Mortgage Assoc.	5.500	06/01/35	267	288,640
Federal National Mortgage Assoc.	5.500	09/01/35	113	121,673
Federal National Mortgage Assoc.	5.500	09/01/35	331	356,460
Federal National Mortgage Assoc.	5.500	10/01/35	387	421,891
Federal National Mortgage Assoc.	5.500	11/01/35	691	744,738
Federal National Mortgage Assoc.	5.500	11/01/35	1,053	1,149,350
Federal National Mortgage Assoc.	5.500	11/01/36	12	13,167
Federal National Mortgage Assoc.	6.000	08/01/21	43	43,554
Federal National Mortgage Assoc.	6.000	09/01/21	17	17,262
Federal National Mortgage Assoc.	6.000	07/01/22	2	1,558
Federal National Mortgage Assoc.	6.000	09/01/33	1	654

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/33	1	$ 1,164
Federal National Mortgage Assoc.	6.000	02/01/34	1	693
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	208
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	426
Federal National Mortgage Assoc.	6.000	09/01/34	29	31,537
Federal National Mortgage Assoc.	6.000	09/01/34	29	32,668
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,637
Federal National Mortgage Assoc.	6.000	11/01/34	41	44,818
Federal National Mortgage Assoc.	6.000	02/01/35	1	1,421
Federal National Mortgage Assoc.	6.000	03/01/35	20	22,360
Federal National Mortgage Assoc.	6.000	04/01/35	1	1,038
Federal National Mortgage Assoc.	6.000	12/01/35	188	207,010
Federal National Mortgage Assoc.	6.000	01/01/36	315	348,713
Federal National Mortgage Assoc.	6.000	05/01/36	104	114,800
Federal National Mortgage Assoc.	6.000	05/01/36	471	521,546
Federal National Mortgage Assoc.	6.250	05/15/29	210	269,925
Federal National Mortgage Assoc.	6.500	07/01/32	814	905,181
Federal National Mortgage Assoc.	6.500	08/01/32	296	328,968
Federal National Mortgage Assoc.	6.500	09/01/32	97	108,019
Federal National Mortgage Assoc.	6.500	10/01/32	101	112,429
Federal National Mortgage Assoc.	6.500	10/01/32	751	836,518
Federal National Mortgage Assoc.	6.500	10/01/37	431	479,654
Federal National Mortgage Assoc.	6.625	11/15/30	350	472,779
Federal National Mortgage Assoc.	7.000	05/01/24	5	4,965
Federal National Mortgage Assoc.	7.000	05/01/24	6	6,104
Federal National Mortgage Assoc.	7.000	05/01/24	12	12,828
Federal National Mortgage Assoc.	7.000	05/01/24	18	18,751
Federal National Mortgage Assoc.	7.000	05/01/24	24	25,366
Federal National Mortgage Assoc.	7.000	05/01/24	95	103,438
Federal National Mortgage Assoc.	7.000	12/01/31	1	1,300
Federal National Mortgage Assoc.	7.000	12/01/31	326	368,399
Federal National Mortgage Assoc.	7.000	09/01/33	69	70,120
Federal National Mortgage Assoc.	7.000	10/01/33	32	32,596
Federal National Mortgage Assoc.	7.000	11/01/33	12	11,836
Federal National Mortgage Assoc.	7.000	11/01/33	72	73,118
Federal National Mortgage Assoc.	7.000	02/01/36	6	6,402
Federal National Mortgage Assoc.	9.000	04/01/25	4	4,872
Federal National Mortgage Assoc.	9.500	01/01/25	2	1,753
Federal National Mortgage Assoc.	9.500	01/01/25	3	2,645
Federal National Mortgage Assoc.	9.500	01/01/25	8	8,095
Federal National Mortgage Assoc.	9.500	02/01/25	1	1,464
Government National Mortgage Assoc.	2.500	12/20/46	628	597,445
Government National Mortgage Assoc.	3.000	03/15/45	2,718	2,667,832
Government National Mortgage Assoc.	3.000	10/20/46	444	435,928
Government National Mortgage Assoc.	3.000	02/20/47	7,997	7,853,460

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	04/20/42	456	$ 462,124
Government National Mortgage Assoc.	3.500	01/20/43	2,537	2,572,345
Government National Mortgage Assoc.	3.500	04/20/43	1,181	1,197,462
Government National Mortgage Assoc.	3.500	03/20/45	2,281	2,300,832
Government National Mortgage Assoc.	3.500	04/20/45	1,289	1,299,985
Government National Mortgage Assoc.	3.500	07/20/46	4,804	4,839,424
Government National Mortgage Assoc.	3.500	01/20/47	1,001	1,007,891
Government National Mortgage Assoc.	3.500	03/20/47	487	490,608
Government National Mortgage Assoc.	4.000	02/20/41	607	629,546
Government National Mortgage Assoc.	4.000	06/20/44	1,341	1,387,708
Government National Mortgage Assoc.	4.000	08/20/44	400	414,420
Government National Mortgage Assoc.	4.000	11/20/45	922	954,518
Government National Mortgage Assoc.	4.000	11/20/46	929	960,843
Government National Mortgage Assoc.	4.000	02/20/47	951	977,959
Government National Mortgage Assoc.	4.500	02/20/40	365	383,948
Government National Mortgage Assoc.	4.500	01/20/41	211	221,881
Government National Mortgage Assoc.	4.500	02/20/41	1,057	1,112,018
Government National Mortgage Assoc.	4.500	03/20/41	543	570,978
Government National Mortgage Assoc.	4.500	06/20/44	805	851,071
Government National Mortgage Assoc.	4.500	02/20/46	80	84,470
Government National Mortgage Assoc.	4.500	03/20/46	422	442,469
Government National Mortgage Assoc.	4.500	03/20/47	2,768	2,897,931
Government National Mortgage Assoc.	5.000	07/15/33	616	659,638
Government National Mortgage Assoc.	5.000	09/15/33	725	776,606
Government National Mortgage Assoc.	5.000	04/15/34	66	69,316
Government National Mortgage Assoc.	5.500	02/15/34	549	599,647
Government National Mortgage Assoc.	5.500	02/15/36	139	152,798
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	356
Government National Mortgage Assoc.	7.000	12/15/22	1	1,088
Government National Mortgage Assoc.	7.000	01/15/23	1	502
Government National Mortgage Assoc.	7.000	01/15/23	2	1,857
Government National Mortgage Assoc.	7.000	01/15/23	2	2,133
Government National Mortgage Assoc.	7.000	01/15/23	3	2,974
Government National Mortgage Assoc.	7.000	01/15/23	4	3,599
Government National Mortgage Assoc.	7.000	02/15/23	3	3,307
Government National Mortgage Assoc.	7.000	03/15/23	2	2,439
Government National Mortgage Assoc.	7.000	03/15/23	4	3,934
Government National Mortgage Assoc.	7.000	04/15/23	1	1,144
Government National Mortgage Assoc.	7.000	04/15/23	1	1,294
Government National Mortgage Assoc.	7.000	04/15/23	2	2,420
Government National Mortgage Assoc.	7.000	04/15/23	5	4,853
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	117
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	374
Government National Mortgage Assoc.	7.000	05/15/23	1	685
Government National Mortgage Assoc.	7.000	05/15/23	1	721

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	05/15/23	1	$ 934
Government National Mortgage Assoc.	7.000	05/15/23	2	1,651
Government National Mortgage Assoc.	7.000	05/15/23	2	2,385
Government National Mortgage Assoc.	7.000	05/15/23	3	2,606
Government National Mortgage Assoc.	7.000	05/15/23	6	5,990
Government National Mortgage Assoc.	7.000	05/15/23	9	8,771
Government National Mortgage Assoc.	7.000	05/15/23	36	37,171
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	227
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	285
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	474
Government National Mortgage Assoc.	7.000	06/15/23	1	560
Government National Mortgage Assoc.	7.000	06/15/23	1	1,481
Government National Mortgage Assoc.	7.000	06/15/23	2	1,611
Government National Mortgage Assoc.	7.000	06/15/23	2	2,162
Government National Mortgage Assoc.	7.000	06/15/23	3	2,894
Government National Mortgage Assoc.	7.000	06/15/23	4	3,788
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	273
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	368
Government National Mortgage Assoc.	7.000	07/15/23	1	707
Government National Mortgage Assoc.	7.000	07/15/23	1	770
Government National Mortgage Assoc.	7.000	07/15/23	1	851
Government National Mortgage Assoc.	7.000	07/15/23	1	1,473
Government National Mortgage Assoc.	7.000	07/15/23	2	1,955
Government National Mortgage Assoc.	7.000	07/15/23	2	2,512
Government National Mortgage Assoc.	7.000	07/15/23	3	3,069
Government National Mortgage Assoc.	7.000	07/15/23	4	3,883
Government National Mortgage Assoc.	7.000	07/15/23	16	16,345
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	290
Government National Mortgage Assoc.	7.000	08/15/23	1	608
Government National Mortgage Assoc.	7.000	08/15/23	1	708
Government National Mortgage Assoc.	7.000	08/15/23	1	726
Government National Mortgage Assoc.	7.000	08/15/23	1	779
Government National Mortgage Assoc.	7.000	08/15/23	1	1,086
Government National Mortgage Assoc.	7.000	08/15/23	1	1,334
Government National Mortgage Assoc.	7.000	08/15/23	2	1,528
Government National Mortgage Assoc.	7.000	08/15/23	2	1,781
Government National Mortgage Assoc.	7.000	08/15/23	2	2,057
Government National Mortgage Assoc.	7.000	08/15/23	3	2,717
Government National Mortgage Assoc.	7.000	08/15/23	3	3,067
Government National Mortgage Assoc.	7.000	08/15/23	4	3,706
Government National Mortgage Assoc.	7.000	08/15/23	5	4,803
Government National Mortgage Assoc.	7.000	08/15/23	5	5,480
Government National Mortgage Assoc.	7.000	08/15/23	6	5,774
Government National Mortgage Assoc.	7.000	08/15/23	6	6,726
Government National Mortgage Assoc.	7.000	09/15/23	1	708

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	09/15/23	1	$ 1,071
Government National Mortgage Assoc.	7.000	09/15/23	1	1,124
Government National Mortgage Assoc.	7.000	09/15/23	1	1,269
Government National Mortgage Assoc.	7.000	09/15/23	1	1,450
Government National Mortgage Assoc.	7.000	09/15/23	2	1,682
Government National Mortgage Assoc.	7.000	09/15/23	11	11,628
Government National Mortgage Assoc.	7.000	09/15/23	37	38,202
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	46
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	228
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	235
Government National Mortgage Assoc.	7.000	10/15/23	1	637
Government National Mortgage Assoc.	7.000	10/15/23	1	965
Government National Mortgage Assoc.	7.000	10/15/23	1	1,174
Government National Mortgage Assoc.	7.000	10/15/23	1	1,216
Government National Mortgage Assoc.	7.000	10/15/23	1	1,244
Government National Mortgage Assoc.	7.000	10/15/23	1	1,359
Government National Mortgage Assoc.	7.000	10/15/23	1	1,488
Government National Mortgage Assoc.	7.000	10/15/23	2	1,627
Government National Mortgage Assoc.	7.000	10/15/23	2	1,756
Government National Mortgage Assoc.	7.000	10/15/23	2	1,877
Government National Mortgage Assoc.	7.000	10/15/23	2	1,887
Government National Mortgage Assoc.	7.000	10/15/23	2	1,936
Government National Mortgage Assoc.	7.000	10/15/23	2	2,025
Government National Mortgage Assoc.	7.000	10/15/23	3	3,019
Government National Mortgage Assoc.	7.000	10/15/23	4	3,924
Government National Mortgage Assoc.	7.000	10/15/23	4	4,553
Government National Mortgage Assoc.	7.000	10/15/23	4	4,564
Government National Mortgage Assoc.	7.000	10/15/23	5	5,212
Government National Mortgage Assoc.	7.000	10/15/23	5	5,241
Government National Mortgage Assoc.	7.000	10/15/23	6	5,709
Government National Mortgage Assoc.	7.000	10/15/23	6	6,258
Government National Mortgage Assoc.	7.000	10/15/23	7	6,989
Government National Mortgage Assoc.	7.000	10/15/23	7	7,170
Government National Mortgage Assoc.	7.000	10/15/23	8	8,313
Government National Mortgage Assoc.	7.000	10/15/23	12	12,194
Government National Mortgage Assoc.	7.000	10/15/23	15	14,809
Government National Mortgage Assoc.	7.000	10/15/23	41	41,994
Government National Mortgage Assoc.	7.000	10/15/23	48	50,137
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	423
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	472
Government National Mortgage Assoc.	7.000	11/15/23	1	538
Government National Mortgage Assoc.	7.000	11/15/23	1	1,032
Government National Mortgage Assoc.	7.000	11/15/23	1	1,085
Government National Mortgage Assoc.	7.000	11/15/23	1	1,436
Government National Mortgage Assoc.	7.000	11/15/23	1	1,496

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	2	$ 1,537
Government National Mortgage Assoc.	7.000	11/15/23	2	1,747
Government National Mortgage Assoc.	7.000	11/15/23	2	1,758
Government National Mortgage Assoc.	7.000	11/15/23	2	1,815
Government National Mortgage Assoc.	7.000	11/15/23	2	2,388
Government National Mortgage Assoc.	7.000	11/15/23	3	2,711
Government National Mortgage Assoc.	7.000	11/15/23	4	3,689
Government National Mortgage Assoc.	7.000	11/15/23	4	3,794
Government National Mortgage Assoc.	7.000	11/15/23	5	4,786
Government National Mortgage Assoc.	7.000	11/15/23	5	5,067
Government National Mortgage Assoc.	7.000	11/15/23	7	6,766
Government National Mortgage Assoc.	7.000	11/15/23	7	7,188
Government National Mortgage Assoc.	7.000	11/15/23	7	7,248
Government National Mortgage Assoc.	7.000	11/15/23	7	7,390
Government National Mortgage Assoc.	7.000	11/15/23	8	7,657
Government National Mortgage Assoc.	7.000	11/15/23	13	13,188
Government National Mortgage Assoc.	7.000	11/15/23	14	14,936
Government National Mortgage Assoc.	7.000	12/15/23	1	505
Government National Mortgage Assoc.	7.000	12/15/23	1	669
Government National Mortgage Assoc.	7.000	12/15/23	1	753
Government National Mortgage Assoc.	7.000	12/15/23	1	865
Government National Mortgage Assoc.	7.000	12/15/23	1	868
Government National Mortgage Assoc.	7.000	12/15/23	1	1,178
Government National Mortgage Assoc.	7.000	12/15/23	1	1,234
Government National Mortgage Assoc.	7.000	12/15/23	1	1,388
Government National Mortgage Assoc.	7.000	12/15/23	1	1,427
Government National Mortgage Assoc.	7.000	12/15/23	2	1,624
Government National Mortgage Assoc.	7.000	12/15/23	2	1,755
Government National Mortgage Assoc.	7.000	12/15/23	2	1,825
Government National Mortgage Assoc.	7.000	12/15/23	3	2,508
Government National Mortgage Assoc.	7.000	12/15/23	3	2,808
Government National Mortgage Assoc.	7.000	12/15/23	3	2,859
Government National Mortgage Assoc.	7.000	12/15/23	3	3,321
Government National Mortgage Assoc.	7.000	12/15/23	3	3,536
Government National Mortgage Assoc.	7.000	12/15/23	4	3,547
Government National Mortgage Assoc.	7.000	12/15/23	4	4,074
Government National Mortgage Assoc.	7.000	12/15/23	5	4,801
Government National Mortgage Assoc.	7.000	12/15/23	5	4,888
Government National Mortgage Assoc.	7.000	12/15/23	5	4,969
Government National Mortgage Assoc.	7.000	12/15/23	5	5,501
Government National Mortgage Assoc.	7.000	12/15/23	5	5,610
Government National Mortgage Assoc.	7.000	12/15/23	6	6,233
Government National Mortgage Assoc.	7.000	12/15/23	7	6,981
Government National Mortgage Assoc.	7.000	12/15/23	8	8,463
Government National Mortgage Assoc.	7.000	12/15/23	8	8,659

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	10	$ 10,713
Government National Mortgage Assoc.	7.000	12/15/23	16	16,243
Government National Mortgage Assoc.	7.000	12/15/23	18	18,426
Government National Mortgage Assoc.	7.000	12/15/23	26	26,641
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	408
Government National Mortgage Assoc.	7.000	01/15/24	1	1,042
Government National Mortgage Assoc.	7.000	01/15/24	1	1,254
Government National Mortgage Assoc.	7.000	01/15/24	1	1,320
Government National Mortgage Assoc.	7.000	01/15/24	2	1,552
Government National Mortgage Assoc.	7.000	01/15/24	2	1,745
Government National Mortgage Assoc.	7.000	01/15/24	3	2,534
Government National Mortgage Assoc.	7.000	01/15/24	3	2,831
Government National Mortgage Assoc.	7.000	01/15/24	3	2,944
Government National Mortgage Assoc.	7.000	01/15/24	4	4,413
Government National Mortgage Assoc.	7.000	01/15/24	5	4,563
Government National Mortgage Assoc.	7.000	01/15/24	5	5,102
Government National Mortgage Assoc.	7.000	01/15/24	8	7,936
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	449
Government National Mortgage Assoc.	7.000	02/15/24	1	688
Government National Mortgage Assoc.	7.000	02/15/24	1	823
Government National Mortgage Assoc.	7.000	02/15/24	2	1,839
Government National Mortgage Assoc.	7.000	02/15/24	2	2,116
Government National Mortgage Assoc.	7.000	02/15/24	4	3,874
Government National Mortgage Assoc.	7.000	02/15/24	12	12,660
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	17
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	124
Government National Mortgage Assoc.	7.000	03/15/24	1	891
Government National Mortgage Assoc.	7.000	03/15/24	1	1,108
Government National Mortgage Assoc.	7.000	03/15/24	1	1,372
Government National Mortgage Assoc.	7.000	03/15/24	1	1,533
Government National Mortgage Assoc.	7.000	03/15/24	3	3,245
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	292
Government National Mortgage Assoc.	7.000	04/15/24	1	558
Government National Mortgage Assoc.	7.000	04/15/24	1	680
Government National Mortgage Assoc.	7.000	04/15/24	1	812
Government National Mortgage Assoc.	7.000	04/15/24	1	844
Government National Mortgage Assoc.	7.000	04/15/24	1	874
Government National Mortgage Assoc.	7.000	04/15/24	1	1,130
Government National Mortgage Assoc.	7.000	04/15/24	1	1,294
Government National Mortgage Assoc.	7.000	04/15/24	2	1,728
Government National Mortgage Assoc.	7.000	04/15/24	2	2,185
Government National Mortgage Assoc.	7.000	04/15/24	2	2,334
Government National Mortgage Assoc.	7.000	04/15/24	2	2,552
Government National Mortgage Assoc.	7.000	04/15/24	3	2,710
Government National Mortgage Assoc.	7.000	04/15/24	5	4,982

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	04/15/24	7	$ 7,299
Government National Mortgage Assoc.	7.000	04/15/24	11	11,782
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	287
Government National Mortgage Assoc.	7.000	05/15/24	1	776
Government National Mortgage Assoc.	7.000	05/15/24	2	1,726
Government National Mortgage Assoc.	7.000	05/15/24	2	1,847
Government National Mortgage Assoc.	7.000	05/15/24	2	2,210
Government National Mortgage Assoc.	7.000	05/15/24	3	3,061
Government National Mortgage Assoc.	7.000	05/15/24	4	4,102
Government National Mortgage Assoc.	7.000	05/15/24	5	4,770
Government National Mortgage Assoc.	7.000	05/15/24	5	4,892
Government National Mortgage Assoc.	7.000	05/15/24	7	7,431
Government National Mortgage Assoc.	7.000	05/15/24	8	7,917
Government National Mortgage Assoc.	7.000	05/15/24	10	10,802
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	482
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	490
Government National Mortgage Assoc.	7.000	06/15/24	1	1,265
Government National Mortgage Assoc.	7.000	06/15/24	2	1,788
Government National Mortgage Assoc.	7.000	06/15/24	3	3,324
Government National Mortgage Assoc.	7.000	06/15/24	4	4,041
Government National Mortgage Assoc.	7.000	06/15/24	6	6,005
Government National Mortgage Assoc.	7.000	06/15/24	7	7,015
Government National Mortgage Assoc.	7.000	06/15/24	8	7,636
Government National Mortgage Assoc.	7.000	06/15/24	11	10,744
Government National Mortgage Assoc.	7.000	07/15/24	2	1,850
Government National Mortgage Assoc.	7.000	07/15/24	3	3,157
Government National Mortgage Assoc.	7.000	10/15/24	6	6,156
Government National Mortgage Assoc.	7.000	02/15/29	7	7,179
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	161
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	401
Government National Mortgage Assoc.	7.500	03/15/23	1	1,116
Government National Mortgage Assoc.	7.500	05/15/23	1	747
Government National Mortgage Assoc.	7.500	05/15/23	6	6,378
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	392
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	204
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	243
Government National Mortgage Assoc.	7.500	09/15/23	3	3,132
Government National Mortgage Assoc.	7.500	10/15/23	4	4,230
Government National Mortgage Assoc.	7.500	10/15/23	10	10,163
Government National Mortgage Assoc.	7.500	11/15/23	1	806
Government National Mortgage Assoc.	7.500	11/15/23	10	10,577
Government National Mortgage Assoc.	7.500	12/15/23	1	745
Government National Mortgage Assoc.	7.500	12/15/23	3	3,093
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	310
Government National Mortgage Assoc.	7.500	01/15/24	2	1,880

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.500%	01/15/24	3	$ 2,829
Government National Mortgage Assoc.	7.500	01/15/24	3	3,429
Government National Mortgage Assoc.	7.500	01/15/24	14	14,238
Government National Mortgage Assoc.	7.500	01/15/24	14	14,617
Government National Mortgage Assoc.	7.500	02/15/24	1	1,079
Government National Mortgage Assoc.	7.500	02/15/24	12	13,170
Government National Mortgage Assoc.	7.500	03/15/24	1	750
Government National Mortgage Assoc.	7.500	03/15/24	1	1,439
Government National Mortgage Assoc.	7.500	03/15/24	4	3,537
Government National Mortgage Assoc.	7.500	04/15/24	3	2,860
Government National Mortgage Assoc.	7.500	04/15/24	3	3,072
Government National Mortgage Assoc.	7.500	04/15/24	7	6,940
Government National Mortgage Assoc.	7.500	05/15/24	1	689
Government National Mortgage Assoc.	7.500	05/15/24	1	1,272
Government National Mortgage Assoc.	7.500	06/15/24	1	1,439
Government National Mortgage Assoc.	7.500	06/15/24	3	2,767
Government National Mortgage Assoc.	7.500	06/15/24	4	4,410
Government National Mortgage Assoc.	7.500	06/15/24	6	5,975
Government National Mortgage Assoc.	7.500	07/15/24	6	5,637
Government National Mortgage Assoc.	7.500	07/15/24	13	13,220
Government National Mortgage Assoc.	8.500	04/15/25	147	164,776
Government National Mortgage Assoc.	9.500	07/20/21	—(r)	26
Government National Mortgage Assoc.	9.500	08/20/21	5	4,927
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000	06/30/25	2,269	2,260,203
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/23	2,700	3,048,285
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.605(s)	01/15/21	3,548	3,313,158
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.862(s)	01/15/30	1,260	858,003
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.140(s)	04/15/30	2,410	1,623,643
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	650	648,537
Tennessee Valley Authority, Series A, Sr. Unsec’d. Notes	2.875	02/01/27	335	328,300
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	225,980
Tennessee Valley Authority, Series E, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,621,222
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,618,068

Total U.S. Government Agency Obligations (cost $166,827,525)				164,445,367
U.S. Treasury Obligations 40.0%
U.S. Treasury Bonds	2.500	02/15/45	2,120	1,932,678
U.S. Treasury Bonds	2.750	08/15/47	1,935	1,845,506
U.S. Treasury Bonds	2.875	08/15/45	1,565	1,534,006

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	2.875%	11/15/46	360	$ 352,308
U.S. Treasury Bonds	3.000	11/15/44	1,140	1,144,765
U.S. Treasury Bonds	3.000	05/15/45	5,240	5,261,083
U.S. Treasury Bonds	3.000	02/15/47	245	245,775
U.S. Treasury Bonds	3.000	05/15/47	1,800	1,804,641
U.S. Treasury Bonds	3.000	02/15/48	75	75,217
U.S. Treasury Bonds	3.625	08/15/43	1,780	1,984,769
U.S. Treasury Bonds	3.750	11/15/43	215	244,646
U.S. Treasury Notes	1.625	04/30/23	6,605	6,288,682
U.S. Treasury Notes	1.750	05/15/23	16,650	15,939,773
U.S. Treasury Notes	1.875	04/30/22	15,233	14,812,307
U.S. Treasury Notes	2.000	06/30/24	4,795	4,596,832
U.S. Treasury Notes	2.125	06/30/21	2,500	2,468,555
U.S. Treasury Notes	2.125	09/30/21	20,060	19,766,152
U.S. Treasury Notes	2.125	06/30/22	4,040	3,961,567
U.S. Treasury Notes	2.125	02/29/24	6,945	6,726,070
U.S. Treasury Notes	2.125	05/15/25(k)	12,610	12,092,793
U.S. Treasury Notes	2.250	12/31/23	13,900	13,570,961
U.S. Treasury Notes	2.250	12/31/24	3,485	3,378,544
U.S. Treasury Notes	2.250	02/15/27	2,810	2,684,648
U.S. Treasury Notes	2.375	01/31/23	85	83,951
U.S. Treasury Notes	2.375	08/15/24	6,160	6,029,822
U.S. Treasury Notes	2.500	05/31/20	770	771,323
U.S. Treasury Notes	2.500	05/15/24	925	913,185
U.S. Treasury Notes	2.750	05/31/23	735	737,928
U.S. Treasury Notes	2.875	04/30/25	17,385	17,502,484
U.S. Treasury Notes	2.875	05/31/25	1,640	1,650,891
U.S. Treasury Strips Coupon	1.881(s)	05/15/31	1,100	750,945
U.S. Treasury Strips Coupon	1.898(s)	08/15/29	1,100	792,565
U.S. Treasury Strips Coupon	2.037(s)	02/15/24(k)	1,365	1,167,415
U.S. Treasury Strips Coupon	2.100(s)	11/15/35	2,200	1,310,162
U.S. Treasury Strips Coupon	2.184(s)	02/15/28	695	524,240
U.S. Treasury Strips Coupon	2.241(s)	05/15/28	345	258,298
U.S. Treasury Strips Coupon	2.264(s)	08/15/40	2,200	1,130,870
U.S. Treasury Strips Coupon	2.280(s)	02/15/29	345	252,324
U.S. Treasury Strips Coupon	2.384(s)	05/15/29	710	515,349
U.S. Treasury Strips Coupon	2.404(s)	08/15/21	3,185	2,934,016
U.S. Treasury Strips Coupon	2.499(s)	02/15/22(k)	1,675	1,519,603
U.S. Treasury Strips Principal, PO	2.543(s)	02/15/45	1,365	615,519
U.S. Treasury Strips Principal, PO	2.620(s)	05/15/43	1,140	542,960
U.S. Treasury Strips Principal, PO	2.873(s)	05/15/45	2,470	1,106,421
U.S. Treasury Strips Principal, PO	2.993(s)	11/15/43	440	206,322
U.S. Treasury Strips Principal, PO	3.005(s)	11/15/44	1,045	475,033

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Principal, PO	3.626%(s)	05/15/44	2,865	$ 1,322,924

Total U.S. Treasury Obligations (cost $169,140,779)				165,826,828

Total Long-Term Investments (cost $419,599,650)				412,181,641

	Shares
Short-Term Investments 0.9%
Affiliated Mutual Fund 0.9%
PGIM Core Ultra Short Bond Fund (cost $3,614,744)(w)	3,614,744	3,614,744
Options Purchased*~ 0.0%
	(cost $60,102)	186,328
	TOTAL SHORT-TERM INVESTMENTS (cost $3,674,846)	3,801,072
	TOTAL INVESTMENTS, BEFORE OPTION WRITTEN (cost $423,274,496)	415,982,713
Option Written*~ (0.0)%
	(premiums received $19,398)	(94,406)

	TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.3% (cost $423,255,098)	415,888,307
	Liabilities in excess of other assets(z) (0.3)%	(1,077,361)

	Net Assets 100.0%	$ 414,810,946

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,250,000. The aggregate value of $1,250,571 is 0.3% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	06/22/18	$119.50		159		159	$176,391
10 Year U.S. Treasury Notes Futures	Call	06/22/18	$122.50		159		159	9,937
Total Options Purchased (cost $60,102)								$186,328

Option Written:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	06/22/18	$121.00		318		318	$(94,406)
(premiums received $19,398)

Futures contracts outstanding at May 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
541	2 Year U.S. Treasury Notes	Sep. 2018	$114,818,797	$ 460,099
409	5 Year U.S. Treasury Notes	Sep. 2018	46,581,266	341,380
342	10 Year U.S. Treasury Notes	Sep. 2018	41,189,625	392,508
125	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	19,937,500	737,444
				1,931,431
Short Positions:
229	90 Day Euro Dollar	Dec. 2018	55,784,400	351,613
50	10 Year U.S. Ultra Treasury Notes	Sep. 2018	6,417,187	(138,002)
108	20 Year U.S. Treasury Bonds	Sep. 2018	15,673,500	(428,684)
				(215,073)
				$1,716,358
A security with a market value of $1,165,166 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at May 31, 2018.

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Inflation swap agreements outstanding at May 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,050	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$24	$(20,373)	$(20,397)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at May 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
736,115	01/30/19	2.261%(A)	1 Day USOIS(1)(A)	$ —	$ (106,115)	$ (106,115)
651,590	03/20/19	2.158%(A)	1 Day USOIS(1)(A)	—	33,344	33,344
38,885	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(14,796)	231,945	246,741
8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(4,485)	50,182	54,667
14,465	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	4,072	72,713	68,641
20,905	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,832	114,370	106,538
6,995	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,724	25,014	23,290
2,115	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	24	4,270	4,246
15,455	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(35,116)	(35,116)
7,580	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	62,254	(137,715)	(199,969)
10,895	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(366,755)	(366,755)
14,455	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	716,971	898,674	181,703
1,385	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	36	42,054	42,018
2,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	7,401	92,615	85,214
5,496	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,501)	163,277	168,778
2,185	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(4,754)	60,631	65,385
1,865	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	59,314	59,314
36,995	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	43,752	1,172,852	1,129,100
6,770	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	22,785	212,352	189,567
8,110	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	21,190	234,342	213,152
6,650	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(12,757)	(12,757)
1,100	02/14/25	—(3)	—(3)	—	(321)	(321)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(1,004)	(1,004)
11,445	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	115,325	433,317	317,992
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,761	227,499	173,738
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,998	65,739	63,741
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	28,902	28,902
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,635)	73,350	74,985
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	23,665	23,665
4,650	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(30,302)	(366,199)	(335,897)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	6,953	6,953
				$997,652	$3,301,392	$2,303,740

PGIM Government Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Securities with a combined market value of $3,420,311 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at May 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 18,959,443	$—
Small Business Loan	—	43,169	—
Commercial Mortgage-Backed Securities	—	52,796,299	—
Corporate Bonds	—	8,587,907	—
Municipal Bonds	—	1,157,802	—
Residential Mortgage-Backed Securities	—	364,826	—
U.S. Government Agency Obligations	—	164,445,367	—
U.S. Treasury Obligations	—	165,826,828	—
Affiliated Mutual Fund	3,614,744	—	—
Options Purchased	186,328	—	—
Option Written	(94,406)	—	—
Other Financial Instruments*
Futures Contracts	1,716,358	—	—
Centrally Cleared Inflation Swap Agreement	—	(20,397)	—
Centrally Cleared Interest Rate Swap Agreements	—	2,303,740	—
Total	$5,423,024	$414,464,984	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the preceding Portfolios’ descriptions:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A — Annual payment frequency for swaps
Q — Quarterly payment frequency for swaps
S — Semiannual payment frequency for swaps
T — Swap payment upon termination
Aces —  Alternative Credit Enhancements Securities
CLO —  Collateralized Loan Obligation
CPI — Consumer Price Index
FHLMC — Federal Home Loan Mortgage Corp.
IO — Interest Only (Principal amount represents notional)
L2 — Level 2
L3 — Level 3
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
NSA — Not Seasonally Adjusted
OTC —  Over-the-counter
PIK —  Payment-in-Kind
PO — Principal Only
REIT(s) — Real Estate Investment Trust(s)
Strips — Separate Trading of Registered Interest and Principal of Securities
TBA — To Be Announced
USAID — United States Agency for International Development
USOIS — United States Overnight Index Swap

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuationmethods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date	July 20, 2018

* Print the name and title of each signing officer under his or her signature.